Schedule of Investments (unaudited)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,808
4.65%, 10/01/28	5	5,003
4.75%, 03/30/30	5	5,051
5.38%, 06/15/33	5	5,072
Omnicom Group Inc., 2.60%, 08/01/31	5	4,546
		23,480
Aerospace & Defense — 0.6%
Boeing Co. (The)
2.70%, 02/01/27	20	19,659
2.80%, 03/01/27	5	4,914
2.95%, 02/01/30	5	4,733
3.25%, 02/01/28	15	14,731
3.25%, 02/01/35	20	17,520
3.45%, 11/01/28	5	4,908
3.60%, 05/01/34	22	20,070
3.63%, 02/01/31	35	33,647
3.95%, 08/01/59	15	10,825
5.04%, 05/01/27	30	30,304
5.15%, 05/01/30	50	51,587
5.71%, 05/01/40	40	41,092
5.81%, 05/01/50	20	19,936
5.93%, 05/01/60	15	14,866
6.30%, 05/01/29	20	21,272
6.53%, 05/01/34	30	33,369
Embraer Netherlands Finance BV, 5.98%, 02/11/35	20	21,225
General Dynamics Corp.
3.63%, 04/01/30	20	19,709
4.25%, 04/01/40	20	18,585
4.25%, 04/01/50	15	12,980
General Electric Co., 6.75%, 03/15/32	10	11,406
HEICO Corp., 5.35%, 08/01/33	5	5,231
Hexcel Corp.
4.20%, 02/15/27	5	4,973
5.88%, 02/26/35	20	21,088
Howmet Aerospace Inc., 5.95%, 02/01/37	25	27,348
L3Harris Technologies Inc.
3.85%, 12/15/26	25	24,954
4.85%, 04/27/35	5	5,021
5.05%, 04/27/45	10	9,660
5.40%, 07/31/33	15	15,736
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,488
3.80%, 03/01/45	5	4,081
3.90%, 06/15/32	5	4,908
4.09%, 09/15/52	15	12,159
4.50%, 02/15/29	15	15,245
4.70%, 05/15/46	5	4,593
4.75%, 02/15/34	15	15,248
5.10%, 11/15/27	5	5,116
5.20%, 02/15/55	10	9,599
5.90%, 11/15/63	5	5,273
Series B, 6.15%, 09/01/36	5	5,605
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,928
4.40%, 05/01/30	5	5,055
4.90%, 06/01/34	20	20,387
RTX Corp.
2.25%, 07/01/30	20	18,446
Security	Par (000)	Value
Aerospace & Defense (continued)
2.82%, 09/01/51	$10	$6,366
3.03%, 03/15/52	10	6,635
3.75%, 11/01/46	15	11,818
4.13%, 11/16/28	5	5,018
4.45%, 11/16/38	5	4,752
4.50%, 06/01/42	25	22,828
4.63%, 11/16/48	20	17,739
4.80%, 12/15/43	10	9,358
5.15%, 02/27/33	10	10,420
6.00%, 03/15/31	10	10,812
6.05%, 06/01/36	5	5,493
6.10%, 03/15/34	20	22,078
		811,797
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	25	22,138
3.40%, 05/06/30	5	4,822
3.40%, 02/04/41	10	7,784
3.70%, 02/04/51	10	7,189
3.88%, 09/16/46	10	7,626
4.45%, 05/06/50	10	8,116
4.80%, 02/14/29	25	25,427
5.38%, 01/31/44	20	19,593
5.80%, 02/14/39	15	15,620
Archer-Daniels-Midland Co.
3.25%, 03/27/30	15	14,496
3.75%, 09/15/47	5	3,929
4.50%, 08/15/33	10	10,052
4.50%, 03/15/49	20	17,437
5.38%, 09/15/35	4	4,252
BAT Capital Corp.
2.26%, 03/25/28	30	28,796
3.46%, 09/06/29	5	4,866
3.56%, 08/15/27	23	22,780
3.98%, 09/25/50	5	3,713
4.39%, 08/15/37	20	18,511
4.54%, 08/15/47	17	14,304
4.70%, 04/02/27	5	5,030
4.74%, 03/16/32	15	15,185
5.28%, 04/02/50	10	9,141
5.83%, 02/20/31	5	5,311
6.00%, 02/20/34	15	16,132
7.08%, 08/02/43	15	16,972
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	15	13,841
Philip Morris International Inc.
1.75%, 11/01/30	5	4,460
2.10%, 05/01/30	5	4,582
3.88%, 08/21/42	10	8,344
4.25%, 10/29/32	25	24,664
4.25%, 11/10/44	11	9,495
4.38%, 11/15/41	10	8,962
4.88%, 11/15/43	10	9,352
5.13%, 11/17/27	40	40,841
5.75%, 11/17/32	20	21,457
6.38%, 05/16/38	20	22,506
Reynolds American Inc., 5.70%, 08/15/35	5	5,259
		502,985
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	10,817

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30	$6	$5,530
Series 2017-2, Class AA, 3.35%, 04/15/31	3	2,863
Series A, Class A, 2.88%, 01/11/36	8	7,683
Delta Air Lines Inc., 5.25%, 07/10/30	15	15,405
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	7	6,369
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,206
Southwest Airlines Co.
2.63%, 02/10/30	10	9,267
5.13%, 06/15/27	20	20,217
United Airlines Pass-Through Trust
5.80%, 07/15/37	14	14,691
Series 2016-2, Class AA, 2.88%, 04/07/30	3	2,895
Series 2020-1, 5.88%, 04/15/29	8	8,696
		107,639
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	15	14,332
3.25%, 03/27/40	15	12,233
3.38%, 11/01/46	10	7,497
3.38%, 03/27/50	15	10,931
3.63%, 05/01/43	10	8,085
3.88%, 11/01/45	15	12,278
Tapestry Inc., 3.05%, 03/15/32	5	4,546
		69,902
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,826
4.60%, 04/17/30	5	5,064
4.90%, 01/10/34	15	15,129
5.85%, 10/04/30	10	10,647
Cummins Inc.
1.50%, 09/01/30	15	13,414
2.60%, 09/01/50	5	3,099
5.15%, 02/20/34	15	15,606
Ford Motor Co., 4.75%, 01/15/43	20	16,103
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	188,647
4.13%, 08/17/27	200	197,962
General Motors Co.
4.20%, 10/01/27	5	5,004
5.20%, 04/01/45	10	9,095
5.40%, 10/15/29	10	10,373
5.60%, 10/15/32	15	15,733
5.95%, 04/01/49	15	14,720
6.25%, 10/02/43	10	10,269
6.75%, 04/01/46	5	5,422
6.80%, 10/01/27	10	10,407
General Motors Financial Co. Inc.
2.35%, 02/26/27	25	24,444
2.35%, 01/08/31	20	17,963
2.70%, 06/10/31	20	18,101
4.35%, 01/17/27	10	10,016
5.00%, 04/09/27	20	20,204
5.35%, 01/07/30	40	41,301
5.80%, 06/23/28	5	5,183
5.90%, 01/07/35	20	20,915
5.95%, 04/04/34	15	15,787
6.10%, 01/07/34	15	15,961
Honda Motor Co. Ltd., 2.53%, 03/10/27	20	19,637
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
3.05%, 03/22/27	$5	$4,949
3.05%, 01/11/28	5	4,918
4.55%, 05/17/30	5	5,102
4.63%, 01/12/28	20	20,299
4.70%, 01/12/33	5	5,098
4.80%, 01/05/34	5	5,122
5.05%, 05/16/29	50	51,672
5.45%, 11/10/27	5	5,147
		867,339
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	30	19,537
3.25%, 03/01/32	10	9,329
BorgWarner Inc., 2.65%, 07/01/27	15	14,686
Lear Corp.
3.50%, 05/30/30	5	4,802
3.55%, 01/15/52	10	6,824
5.25%, 05/15/49	5	4,565
Magna International Inc.
2.45%, 06/15/30	10	9,253
5.50%, 03/21/33	5	5,224
		74,220
Banks — 6.8%
Banco Santander SA
4.38%, 04/12/28	200	200,835
5.54%, 03/14/30, (1-year CMT + 1.45%)(a)	200	207,367
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(a)	15	13,524
2.09%, 06/14/29, (1-day SOFR + 1.06%)(a)	15	14,288
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	35	31,406
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	25	22,012
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(a)	25	23,369
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	35	31,768
2.59%, 04/29/31, (1-day SOFR + 2.15%)(a)	25	23,357
2.68%, 06/19/41, (1-day SOFR + 1.93%)(a)	5	3,762
2.69%, 04/22/32, (1-day SOFR + 1.32%)(a)	25	23,026
2.83%, 10/24/51, (1-day SOFR + 1.88%)(a)	15	9,769
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	30	27,598
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)	5	3,362
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(a)	15	14,530
3.25%, 10/21/27	50	49,463
3.31%, 04/22/42, (1-day SOFR + 1.58%)(a)	40	32,015
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(a)	30	29,643
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	5	4,729
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(a)	12	11,976
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(a)	35	34,841
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(a)	20	18,101
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(a)	35	28,856
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)	25	23,641
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(a)	30	25,763

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(a)	$25	$22,218
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	35	35,154
4.95%, 07/22/28, (1-day SOFR + 2.04%)(a)	45	45,635
5.00%, 01/21/44	35	34,467
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	55	56,556
5.20%, 04/25/29, (1-day SOFR + 1.63%)(a)	30	30,758
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	55	57,272
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	55	57,922
5.82%, 09/15/29, (1-day SOFR + 1.57%)(a)	20	20,903
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	40	43,118
5.88%, 02/07/42	25	26,989
6.20%, 11/10/28, (1-day SOFR + 1.99%)(a)	10	10,397
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(a)	20	18,443
Bank of Montreal
2.65%, 03/08/27	5	4,922
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	10	8,999
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	5	4,928
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,564
3.30%, 08/23/29	5	4,864
3.85%, 04/28/28	5	5,014
3.85%, 04/26/29	95	95,046
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	10	10,386
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	5,249
6.32%, 10/25/29, (1-day SOFR + 1.60%)(a)	5	5,316
Bank of Nova Scotia (The)
1.95%, 02/02/27	5	4,890
2.15%, 08/01/31	5	4,466
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	10	9,768
Barclays PLC
7.39%, 11/02/28, (1-year CMT + 3.30%)(a)	200	211,598
7.44%, 11/02/33, (1-year CMT + 3.50%)(a)	200	230,379
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32	5	4,778
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	15	13,467
2.56%, 05/01/32, (1-day SOFR + 1.17%)(a)	15	13,662
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)	20	18,571
2.67%, 01/29/31, (1-day SOFR + 1.15%)(a)	5	4,684
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)	5	3,722
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	10	9,201
3.07%, 02/24/28, (1-day SOFR + 1.28%)(a)	15	14,810
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(a)	5	4,966
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	30	28,711
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)	5	4,458
4.13%, 07/25/28	50	50,011
4.41%, 03/31/31, (1-day SOFR + 3.91%)(a)	25	25,048
4.45%, 09/29/27	15	15,072
4.54%, 09/19/30, (1-day SOFR + 1.34%)(a)	20	20,198
4.64%, 05/07/28, (1-day SOFR + 1.14%)(a)	60	60,445
4.65%, 07/23/48	9	8,092
4.66%, 05/24/28, (1-day SOFR + 1.89%)(a)	5	5,041
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	30	30,552
5.30%, 05/06/44	5	4,870
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)	5	5,066
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	5	5,218
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	30	31,350
Security	Par (000)	Value
Banks (continued)
5.88%, 02/22/33	$35	$37,531
6.00%, 10/31/33	10	10,817
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	35	36,903
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	40	42,769
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	40	43,829
6.63%, 06/15/32	25	27,826
8.13%, 07/15/39	20	25,872
Citizens Financial Group Inc.
2.64%, 09/30/32	5	4,311
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	10	10,178
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	51,219
Deutsche Bank AG/New York NY, 3.55%, 09/18/31, (1-day SOFR + 3.04%)(a)	200	190,571
Fifth Third Bancorp
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	5	5,255
8.25%, 03/01/38	10	12,386
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,182
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,336
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(a)	20	17,814
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	45	40,453
2.62%, 04/22/32, (1-day SOFR + 1.28%)(a)	35	32,023
2.64%, 02/24/28, (1-day SOFR + 1.11%)(a)	10	9,821
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	22,637
2.91%, 07/21/42, (1-day SOFR + 1.47%)(a)	15	11,177
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	35	32,386
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)	25	19,482
3.44%, 02/24/43, (1-day SOFR + 1.63%)(a)	20	15,831
3.62%, 03/15/28, (1-day SOFR + 1.85%)(a)	80	79,488
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(a)	20	18,167
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(a)	40	40,079
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)	10	9,387
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	20	20,307
5.15%, 05/22/45	20	19,043
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	20	20,761
5.73%, 01/28/56, (1-day SOFR + 1.70%)(a)	25	25,995
6.25%, 02/01/41	15	16,563
6.45%, 05/01/36	30	33,090
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	15	16,870
6.75%, 10/01/37	25	28,144
HSBC Bank USA NA, 7.00%, 01/15/39	70	82,683
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)	145	143,513
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(a)	200	201,860
4.76%, 06/09/28, (1-day SOFR + 2.11%)(a)	200	201,654
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	218,800
Huntington Bancshares Inc./Ohio
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	5	5,055
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	25	26,017
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	200	207,169
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(a)	5	4,452
2.18%, 06/01/28, (1-day SOFR + 1.89%)(a)	15	14,604
2.52%, 04/22/31, (1-day SOFR + 2.04%)(a)	15	14,007

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	$20	$18,093
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(a)	35	32,151
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(a)	21	19,823
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	45	41,501
3.11%, 04/22/51, (1-day SOFR + 2.44%)(a)	25	17,374
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(a)	30	23,586
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)	15	10,860
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(a)	20	19,787
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(a)	15	12,195
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(a)	10	10,031
4.25%, 10/01/27	10	10,070
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(a)	20	17,310
4.32%, 04/26/28, (1-day SOFR + 1.56%)(a)	10	10,042
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	30	30,266
4.85%, 07/25/28, (1-day SOFR + 1.99%)(a)	10	10,131
4.85%, 02/01/44	5	4,808
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	100	102,709
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	40	40,759
4.95%, 06/01/45	5	4,798
5.14%, 01/24/31, (1-day SOFR + 1.01%)(a)	15	15,563
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	45	46,929
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	50	52,326
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	50	52,482
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	30	31,684
5.50%, 10/15/40	15	15,850
5.60%, 07/15/41	15	15,831
5.63%, 08/16/43	20	20,828
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	35	37,368
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	20	22,163
8.00%, 04/29/27	35	36,966
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(b)	20	13,064
0.00%, 06/29/37(b)	165	101,983
1.75%, 09/14/29	5	4,678
3.00%, 05/20/27	5	4,959
3.75%, 02/15/28	45	45,221
3.75%, 07/15/30	45	45,247
3.88%, 06/15/28	10	10,086
4.00%, 03/15/29	5	5,069
4.38%, 03/01/27	5	5,046
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,400
4.63%, 04/17/29	5	5,164
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	83,336
Mitsubishi UFJ Financial Group Inc., 3.75%, 07/18/39	200	176,675
Mizuho Financial Group Inc., 2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)	200	182,194
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(a)	30	26,425
1.93%, 04/28/32, (1-day SOFR + 1.02%)(a)	35	30,815
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	25	22,303
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	40	35,239
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	45	40,541
2.70%, 01/22/31, (1-day SOFR + 1.14%)(a)	25	23,498
Security	Par (000)	Value
Banks (continued)
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)	$10	$6,474
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	25	22,944
3.59%, 07/22/28(a)	30	29,725
3.62%, 04/01/31, (1-day SOFR + 3.12%)(a)	25	24,351
3.63%, 01/20/27	10	9,968
3.97%, 07/22/38(a)	45	40,942
4.21%, 04/20/28, (1-day SOFR + 1.61%)(a)	20	20,031
4.38%, 01/22/47	5	4,400
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	20	20,156
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(a)	5	4,734
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	40	40,959
5.12%, 02/01/29, (1-day SOFR + 1.73%)(a)	10	10,215
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	25	25,955
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	30	30,738
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	30	31,172
5.45%, 07/20/29, (1-day SOFR + 1.63%)(a)	10	10,337
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	30	31,427
5.66%, 04/18/30, (1-day SOFR + 1.26%)(a)	5	5,227
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	25	26,821
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	20	21,095
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	10	10,576
6.30%, 10/18/28, (1-day SOFR + 2.24%)(a)	5	5,196
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	30	33,145
6.38%, 07/24/42	15	16,953
7.25%, 04/01/32	30	34,803
NatWest Group PLC, 4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(a)	200	203,390
Northern Trust Corp., 6.13%, 11/02/32	5	5,475
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	5	4,512
3.15%, 05/19/27	5	4,946
3.45%, 04/23/29	27	26,601
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	5	4,971
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	15	15,399
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	15	15,621
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	5	5,396
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	15	17,044
Regions Financial Corp., 7.38%, 12/10/37	5	5,789
Royal Bank of Canada
3.88%, 05/04/32	15	14,619
4.24%, 08/03/27	5	5,031
4.90%, 01/12/28	5	5,104
Santander Holdings USA Inc.
4.40%, 07/13/27	5	5,014
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	5	5,211
State Street Corp.
2.20%, 03/03/31	10	9,000
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	95	99,632
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	200	188,860
5.77%, 01/13/33	200	214,360
Toronto-Dominion Bank (The)
1.95%, 01/12/27	5	4,894
2.00%, 09/10/31	5	4,477
3.20%, 03/10/32	15	14,028
4.11%, 06/08/27	5	5,009
4.46%, 06/08/32	15	15,039
4.69%, 09/15/27	5	5,064

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	$5	$4,733
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	5	5,007
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	10	10,150
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	5	5,011
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	10	10,329
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	10	10,570
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	10	10,660
U.S. Bancorp
1.38%, 07/22/30	5	4,431
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	5	5,038
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	20	20,257
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	20	21,249
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	5	5,203
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	10	10,733
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	15	16,082
UBS AG/Stamford CT, 7.50%, 02/15/28	225	242,197
Wachovia Corp., 5.50%, 08/01/35	6	6,242
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(a)	50	48,784
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(a)	10	9,367
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(a)	10	9,533
3.07%, 04/30/41, (1-day SOFR + 2.53%)(a)	35	27,638
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	30	28,193
3.90%, 05/01/45	30	24,795
4.65%, 11/04/44	25	22,247
4.75%, 12/07/46	20	17,848
4.81%, 07/25/28, (1-day SOFR + 1.98%)(a)	5	5,054
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	30	30,676
4.90%, 11/17/45	25	22,779
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(a)	40	37,524
5.38%, 11/02/43	15	14,765
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	30	31,445
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	35	37,018
5.57%, 07/25/29, (1-day SOFR + 1.74%)(a)	10	10,367
5.61%, 01/15/44	12	12,088
5.71%, 04/22/28, (1-day SOFR + 0.07%)(a)	50	51,074
5.95%, 12/01/86	15	15,685
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	25	27,954
Wells Fargo Bank NA, 5.85%, 02/01/37	20	21,276
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	25	22,643
2.96%, 11/16/40	10	7,738
3.13%, 11/18/41	10	7,656
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)	5	4,925
4.42%, 07/24/39	20	18,739
5.05%, 04/16/29	45	46,683
		8,595,975
Beverages — 0.5%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	10	9,140
4.70%, 02/01/36	10	9,973
4.90%, 02/01/46	15	14,066
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,897
4.38%, 04/15/38	10	9,623
4.44%, 10/06/48	25	21,887
4.75%, 01/23/29	25	25,573
Security	Par (000)	Value
Beverages (continued)
4.75%, 04/15/58	$5	$4,473
4.90%, 01/23/31	5	5,196
4.95%, 01/15/42	15	14,565
5.45%, 01/23/39	15	15,718
5.55%, 01/23/49	35	35,592
5.80%, 01/23/59	10	10,433
Brown-Forman Corp., 4.75%, 04/15/33	5	5,086
Coca-Cola Co. (The)
1.38%, 03/15/31	10	8,783
1.50%, 03/05/28	5	4,772
2.25%, 01/05/32	5	4,539
2.50%, 06/01/40	10	7,538
2.50%, 03/15/51	30	18,413
2.75%, 06/01/60	5	3,015
2.88%, 05/05/41	5	3,882
3.38%, 03/25/27	10	9,966
3.45%, 03/25/30	5	4,912
4.20%, 03/25/50	10	8,568
Constellation Brands Inc.
3.15%, 08/01/29	5	4,823
3.70%, 12/06/26	10	9,969
3.75%, 05/01/50	20	14,833
4.75%, 05/09/32	5	5,048
Diageo Capital PLC, 2.00%, 04/29/30	140	128,064
Diageo Investment Corp., 7.45%, 04/15/35	5	6,053
Keurig Dr Pepper Inc.
3.35%, 03/15/51	15	10,132
3.80%, 05/01/50	5	3,683
3.95%, 04/15/29	20	19,761
4.05%, 04/15/32	10	9,628
Series 10, 5.20%, 03/15/31	5	5,131
Molson Coors Beverage Co., 4.20%, 07/15/46	25	20,471
PepsiCo Inc.
1.40%, 02/25/31	10	8,775
1.95%, 10/21/31	10	8,892
2.63%, 03/19/27	5	4,929
2.63%, 07/29/29	5	4,783
2.63%, 10/21/41	10	7,343
2.75%, 03/19/30	25	23,788
2.75%, 10/21/51	5	3,214
2.88%, 10/15/49	15	10,113
3.00%, 10/15/27	5	4,939
3.38%, 07/29/49	8	5,906
3.45%, 10/06/46	15	11,551
3.60%, 02/18/28	5	4,986
3.90%, 07/18/32	15	14,816
4.45%, 05/15/28	15	15,249
4.88%, 11/01/40	10	9,862
7.00%, 03/01/29	5	5,470
		642,822
Biotechnology — 0.4%
Amgen Inc.
2.45%, 02/21/30	25	23,297
2.77%, 09/01/53	25	15,186
2.80%, 08/15/41	20	14,807
3.15%, 02/21/40	20	15,978
3.20%, 11/02/27	30	29,589
4.20%, 03/01/33	5	4,911
4.20%, 02/22/52	5	4,036
4.40%, 05/01/45	20	17,420
4.56%, 06/15/48	25	21,768

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.66%, 06/15/51	$35	$30,648
4.88%, 03/01/53	5	4,504
5.25%, 03/02/33	15	15,639
5.60%, 03/02/43	30	30,604
6.40%, 02/01/39	5	5,574
Biogen Inc.
2.25%, 05/01/30	15	13,796
3.15%, 05/01/50	30	19,856
Gilead Sciences Inc.
1.20%, 10/01/27	25	23,874
2.80%, 10/01/50	20	12,981
2.95%, 03/01/27	20	19,789
4.00%, 09/01/36	10	9,411
4.50%, 02/01/45	15	13,510
4.60%, 09/01/35	25	24,949
4.75%, 03/01/46	15	13,857
4.80%, 04/01/44	15	14,058
5.55%, 10/15/53	5	5,087
5.65%, 12/01/41	10	10,493
Illumina Inc.
2.55%, 03/23/31	15	13,580
5.75%, 12/13/27	5	5,134
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	8,927
2.80%, 09/15/50	15	9,416
Royalty Pharma PLC
2.20%, 09/02/30	10	9,070
3.35%, 09/02/51	10	6,736
3.55%, 09/02/50	15	10,546
		479,031
Building Materials — 0.2%
Carlisle Companies Inc.
2.20%, 03/01/32	15	13,091
2.75%, 03/01/30	5	4,719
3.75%, 12/01/27	15	14,923
Carrier Global Corp.
2.70%, 02/15/31	20	18,522
2.72%, 02/15/30	20	18,847
3.38%, 04/05/40	15	12,244
3.58%, 04/05/50	25	18,748
5.90%, 03/15/34	14	15,117
Eagle Materials Inc., 2.50%, 07/01/31	5	4,545
Fortune Brands Innovations Inc., 3.25%, 09/15/29	10	9,632
Johnson Controls International PLC, 4.50%, 02/15/47	10	8,752
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,948
Lennox International Inc., 1.70%, 08/01/27	5	4,811
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	9,036
3.20%, 07/15/51	10	6,854
3.45%, 06/01/27	20	19,863
3.50%, 12/15/27	25	24,757
Masco Corp., 2.00%, 10/01/30	5	4,485
Owens Corning, 4.30%, 07/15/47	10	8,236
Trane Technologies Financing Ltd., 3.80%, 03/21/29	15	14,899
Trane Technologies Holdco, Inc., 4.30%, 02/21/48	5	4,280
Vulcan Materials Co.
3.50%, 06/01/30	10	9,708
3.90%, 04/01/27	10	9,988
4.50%, 06/15/47	10	8,760
Security	Par (000)	Value
Building Materials (continued)
4.70%, 03/01/48	$5	$4,473
		278,238
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	150	145,897
2.70%, 05/15/40	10	7,597
2.80%, 05/15/50	20	13,064
4.80%, 03/03/33	10	10,256
Albemarle Corp.
4.65%, 06/01/27	25	25,074
5.05%, 06/01/32(c)	10	10,043
CF Industries Inc., 5.15%, 03/15/34	10	10,095
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,432
4.25%, 10/01/34	5	4,613
4.38%, 11/15/42	15	12,119
5.15%, 02/15/34(c)	15	15,006
5.55%, 11/30/48	15	13,469
6.30%, 03/15/33	10	10,696
6.90%, 05/15/53(c)	5	5,256
DuPont de Nemours Inc.
5.32%, 11/15/38	18	18,369
5.42%, 11/15/48	3	2,860
Eastman Chemical Co.
4.65%, 10/15/44	10	8,559
4.80%, 09/01/42	5	4,465
5.00%, 08/01/29	5	5,101
Ecolab Inc., 2.13%, 08/15/50	30	16,853
EIDP Inc.
2.30%, 07/15/30	20	18,545
4.80%, 05/15/33	5	5,026
FMC Corp.
3.45%, 10/01/29	5	4,530
5.65%, 05/18/33(c)	10	9,153
Linde Inc./CT, 2.00%, 08/10/50	20	10,941
LYB International Finance BV, 4.88%, 03/15/44	10	8,408
LYB International Finance III LLC
2.25%, 10/01/30	20	17,835
3.63%, 04/01/51	10	6,572
3.80%, 10/01/60	10	6,359
4.20%, 05/01/50	5	3,642
5.50%, 03/01/34	15	14,969
Mosaic Co. (The)
5.38%, 11/15/28	20	20,667
5.45%, 11/15/33	10	10,361
Nutrien Ltd.
3.95%, 05/13/50	5	3,881
4.00%, 12/15/26	5	4,995
4.20%, 04/01/29	30	29,988
4.90%, 03/27/28	5	5,091
5.40%, 06/21/34	15	15,558
PPG Industries Inc., 3.75%, 03/15/28	20	19,943
RPM International Inc.
2.95%, 01/15/32	15	13,669
3.75%, 03/15/27	10	9,950
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,794
3.45%, 06/01/27	75	74,348
3.80%, 08/15/49	30	22,946

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp., 5.00%, 08/15/46	$15	$12,936
		698,931
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	5	4,428
1.70%, 05/15/28	20	19,053
California Institute of Technology, 4.32%, 08/01/45	5	4,446
Case Western Reserve University, 5.41%, 06/01/2122	5	4,741
Cintas Corp. No. 2, 4.00%, 05/01/32	10	9,855
Emory University, Series 2020, 2.97%, 09/01/50	10	6,790
Equifax Inc., 2.35%, 09/15/31	10	8,911
George Washington University (The), 4.87%, 09/15/45	15	14,071
Global Payments Inc.
2.15%, 01/15/27	5	4,884
2.90%, 05/15/30	5	4,634
2.90%, 11/15/31	20	17,914
3.20%, 08/15/29	50	47,579
5.30%, 08/15/29	10	10,236
5.40%, 08/15/32	10	10,178
GXO Logistics Inc., 2.65%, 07/15/31	5	4,474
Howard University, 5.21%, 10/01/52	5	4,373
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,131
Series A, 2.81%, 01/01/60	5	2,974
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	28,952
2.41%, 06/01/50	10	6,151
3.65%, 05/01/48	5	4,023
Massachusetts Institute of Technology
3.07%, 04/01/52	5	3,466
3.96%, 07/01/38	5	4,674
5.60%, 07/01/2111	5	5,088
Moody's Corp.
2.00%, 08/19/31(c)	5	4,442
2.75%, 08/19/41	5	3,639
4.25%, 08/08/32	5	4,948
4.88%, 12/17/48	5	4,531
5.25%, 07/15/44	5	4,835
Northwestern University, 4.64%, 12/01/44	20	19,335
PayPal Holdings Inc.
2.30%, 06/01/30	15	13,898
2.85%, 10/01/29	10	9,581
3.25%, 06/01/50	10	6,958
3.90%, 06/01/27	10	10,007
5.05%, 06/01/52	10	9,292
5.25%, 06/01/62	10	9,358
President and Fellows of Harvard College, 3.15%, 07/15/46	20	14,946
Quanta Services Inc.
2.35%, 01/15/32	10	8,851
2.90%, 10/01/30	25	23,492
RELX Capital Inc.
3.00%, 05/22/30	10	9,514
4.75%, 05/20/32	5	5,108
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,108
S&P Global Inc.
2.70%, 03/01/29	5	4,802
2.90%, 03/01/32	15	13,891
3.70%, 03/01/52	15	11,576
3.90%, 03/01/62	20	15,326
Security	Par (000)	Value
Commercial Services (continued)
4.25%, 05/01/29	$10	$10,060
Thomas Jefferson University, 3.85%, 11/01/57	4	2,873
TR Finance LLC
5.50%, 08/15/35	4	4,186
5.85%, 04/15/40	10	10,536
Trustees of Boston College, 3.13%, 07/01/52	15	10,571
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,398
Series 2020, 2.52%, 07/01/50	10	6,329
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,228
University of Chicago (The), Series C, 2.55%, 04/01/50	5	3,294
University of Miami, 4.06%, 04/01/52	10	8,191
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	3,956
Series 2017, 3.39%, 02/15/48	10	7,643
University of Southern California
2.81%, 10/01/50	5	3,247
Series A, 3.23%, 10/01/2120	5	2,984
Verisk Analytics Inc.
3.63%, 05/15/50	5	3,664
4.13%, 03/15/29	10	10,002
Washington University (The), 3.52%, 04/15/54	5	3,719
William Marsh Rice University
3.57%, 05/15/45	10	8,093
3.77%, 05/15/55	5	3,909
Yale University, Series 2020, 2.40%, 04/15/50	15	9,229
		580,576
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30	10	9,176
Apple Inc.
1.65%, 05/11/30	5	4,556
2.40%, 08/20/50	25	15,277
2.55%, 08/20/60	30	17,372
2.65%, 05/11/50	30	19,336
2.95%, 09/11/49	25	17,228
3.00%, 11/13/27	44	43,557
3.25%, 08/08/29	10	9,841
3.35%, 08/08/32	30	28,884
3.45%, 02/09/45	15	11,942
3.75%, 11/13/47	25	20,247
3.85%, 05/04/43	35	30,057
3.85%, 08/04/46	29	24,014
4.30%, 05/10/33	5	5,097
4.38%, 05/13/45	30	27,248
4.50%, 02/23/36	35	35,750
4.65%, 02/23/46	40	37,508
CGI Inc., 2.30%, 09/14/31	5	4,448
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,788
5.30%, 10/01/29	5	5,163
5.40%, 04/15/34	15	15,486
6.10%, 07/15/27	5	5,140
6.20%, 07/15/30	10	10,709
8.10%, 07/15/36	20	24,373
DXC Technology Co., 2.38%, 09/15/28	15	14,097
Fortinet Inc., 2.20%, 03/15/31	10	8,979
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	15	14,934
5.60%, 10/15/54	20	18,698
6.20%, 10/15/35	5	5,412

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
HP Inc.
2.65%, 06/17/31	$10	$9,048
5.50%, 01/15/33	15	15,567
6.00%, 09/15/41	10	10,257
International Business Machines Corp.
1.95%, 05/15/30	100	91,223
2.85%, 05/15/40	130	99,096
3.50%, 05/15/29	100	98,305
Kyndryl Holdings Inc.
2.70%, 10/15/28	10	9,567
3.15%, 10/15/31	5	4,554
Leidos Inc., 2.30%, 02/15/31	15	13,504
NetApp Inc.
2.70%, 06/22/30	5	4,663
5.70%, 03/17/35	5	5,259
Teledyne FLIR LLC, 2.50%, 08/01/30	5	4,635
Western Digital Corp.
2.85%, 02/01/29	5	4,755
3.10%, 02/01/32	10	9,160
		866,910
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	15	14,866
3.25%, 08/15/32	15	14,219
3.70%, 08/01/47	10	8,051
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	10	6,727
4.15%, 03/15/47	5	4,068
5.15%, 05/15/53	10	9,378
Kenvue Inc.
4.90%, 03/22/33	20	20,507
5.05%, 03/22/28	20	20,462
5.05%, 03/22/53	10	9,289
5.10%, 03/22/43	10	9,690
Procter & Gamble Co. (The)
1.90%, 02/01/27	5	4,899
2.80%, 03/25/27	30	29,668
3.00%, 03/25/30	35	33,781
3.60%, 03/25/50	15	11,681
3.95%, 01/26/28	10	10,067
4.55%, 10/24/34	5	5,100
5.80%, 08/15/34	10	11,027
Unilever Capital Corp.
3.50%, 03/22/28	110	109,288
5.90%, 11/15/32	26	28,551
		361,319
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33(c)	25	26,736
WW Grainger Inc., 4.60%, 06/15/45	15	13,749
		40,485
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	139,085
3.85%, 10/29/41	15	12,362
3.88%, 01/23/28	15	14,910
Air Lease Corp.
2.10%, 09/01/28	5	4,702
2.88%, 01/15/32	25	22,455
3.13%, 12/01/30	5	4,646
Security	Par (000)	Value
Diversified Financial Services (continued)
3.63%, 12/01/27	$8	$7,890
American Express Co.
3.30%, 05/03/27	10	9,927
4.05%, 12/03/42	15	13,012
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	10	10,318
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	10	10,334
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	10	10,372
Ameriprise Financial Inc., 5.15%, 05/15/33	25	26,053
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,782
Blue Owl Finance LLC, 4.13%, 10/07/51	5	3,483
Brookfield Finance Inc.
2.72%, 04/15/31	15	13,758
4.35%, 04/15/30	5	5,021
4.70%, 09/20/47	10	8,647
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	10	6,947
Capital One Financial Corp.
3.65%, 05/11/27	10	9,946
3.80%, 01/31/28	5	4,972
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	5	5,262
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	15	15,739
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	10	10,875
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	20	22,627
Cboe Global Markets Inc.
1.63%, 12/15/30	10	8,868
3.00%, 03/16/32	15	13,905
Charles Schwab Corp. (The)
1.65%, 03/11/31	15	13,180
1.95%, 12/01/31	5	4,384
2.30%, 05/13/31	10	9,077
2.90%, 03/03/32	5	4,596
3.25%, 05/22/29	5	4,872
CME Group Inc.
2.65%, 03/15/32	20	18,303
4.15%, 06/15/48	5	4,277
Franklin Resources Inc., 1.60%, 10/30/30	20	17,692
Intercontinental Exchange Inc.
1.85%, 09/15/32	20	17,112
2.10%, 06/15/30	10	9,170
3.00%, 06/15/50	30	20,082
4.35%, 06/15/29	5	5,054
4.60%, 03/15/33	25	25,347
Invesco Finance PLC, 5.38%, 11/30/43	10	9,866
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,829
2.75%, 10/15/32	15	13,107
4.15%, 01/23/30	10	9,836
6.25%, 01/15/36	5	5,310
Lazard Group LLC, 4.38%, 03/11/29	5	5,014
Legg Mason Inc., 5.63%, 01/15/44	10	10,039
Mastercard Inc.
2.95%, 06/01/29	5	4,849
3.30%, 03/26/27	20	19,887
3.35%, 03/26/30	20	19,566
3.50%, 02/26/28	15	14,937
3.65%, 06/01/49	5	3,885
3.95%, 02/26/48	20	16,511
4.88%, 03/09/28	5	5,117
Nasdaq Inc.
1.65%, 01/15/31	25	22,087

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.55%, 02/15/34	$9	$9,487
Nomura Holdings Inc., 5.78%, 07/03/34	200	213,151
Radian Group Inc., 4.88%, 03/15/27	10	10,030
Raymond James Financial Inc.
3.75%, 04/01/51	5	3,749
4.65%, 04/01/30	10	10,221
4.95%, 07/15/46	5	4,618
Stifel Financial Corp., 4.00%, 05/15/30	10	9,808
Synchrony Financial, 6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	25	25,691
Visa Inc.
1.10%, 02/15/31	5	4,359
1.90%, 04/15/27	45	43,942
2.75%, 09/15/27	40	39,382
4.15%, 12/14/35	50	48,740
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	10	9,452
5.70%, 07/15/43	5	5,051
		1,180,565
Electric — 2.8%
AEP Texas Inc.
3.45%, 05/15/51	10	6,884
3.95%, 06/01/28	25	24,872
5.25%, 05/15/52	10	9,295
Series G, 4.15%, 05/01/49	10	7,837
Series H, 3.45%, 01/15/50	20	13,908
Series I, 2.10%, 07/01/30	5	4,561
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,957
4.50%, 06/15/52	10	8,633
5.40%, 03/15/53	20	19,809
AES Corp. (The), 2.45%, 01/15/31	5	4,536
Alabama Power Co., 3.00%, 03/15/52	10	6,617
Ameren Corp.
1.75%, 03/15/28	5	4,744
5.38%, 03/15/35	25	25,778
Ameren Illinois Co.
2.90%, 06/15/51	10	6,492
3.25%, 03/15/50	10	7,028
3.85%, 09/01/32	10	9,652
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,859
3.25%, 03/01/50	15	10,081
5.63%, 03/01/33	5	5,286
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	15	16,170
Arizona Public Service Co.
2.20%, 12/15/31	5	4,412
2.65%, 09/15/50	10	6,135
3.35%, 05/15/50	10	7,000
3.75%, 05/15/46	10	7,742
5.55%, 08/01/33	5	5,250
Avangrid Inc., 3.80%, 06/01/29	15	14,810
Avista Corp., 4.35%, 06/01/48	5	4,198
Baltimore Gas & Electric Co., 3.75%, 08/15/47	15	11,764
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	12,683
3.70%, 07/15/30	20	19,689
3.80%, 07/15/48	10	7,678
4.45%, 01/15/49	10	8,447
4.50%, 02/01/45	20	17,540
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
2.50%, 06/15/30	$10	$9,245
5.95%, 03/15/28	20	20,731
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,122
5.05%, 03/01/35	5	5,106
5.30%, 04/01/53	10	9,764
Series AF, 3.35%, 04/01/51	25	17,931
Series ai., 4.45%, 10/01/32	20	19,986
CenterPoint Energy Inc., 2.95%, 03/01/30	14	13,278
CMS Energy Corp.
3.45%, 08/15/27	15	14,844
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)	5	4,899
6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	10	10,329
Commonwealth Edison Co.
3.65%, 06/15/46	5	3,900
3.70%, 08/15/28	5	4,979
4.00%, 03/01/48	5	4,058
4.00%, 03/01/49	10	7,989
4.70%, 01/15/44	10	9,152
5.30%, 02/01/53	10	9,671
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	8,117
4.90%, 07/01/33	5	5,113
Series A, 4.15%, 06/01/45	5	4,206
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	10	7,026
3.95%, 03/01/43	5	4,197
4.45%, 03/15/44	15	13,281
4.50%, 12/01/45	5	4,408
4.50%, 05/15/58	15	12,526
4.63%, 12/01/54	10	8,600
6.15%, 11/15/52	10	10,730
Series 20B, 3.95%, 04/01/50	10	7,983
Series B, 3.13%, 11/15/27	5	4,924
Series C, 3.00%, 12/01/60	40	24,295
Constellation Energy Generation LLC
5.60%, 06/15/42	12	12,183
5.80%, 03/01/33	10	10,719
6.13%, 01/15/34	5	5,445
6.25%, 10/01/39	10	10,948
6.50%, 10/01/53	15	16,547
Consumers Energy Co.
3.10%, 08/15/50	10	6,846
3.50%, 08/01/51	5	3,707
3.60%, 08/15/32	10	9,546
3.95%, 05/15/43	10	8,399
4.05%, 05/15/48	5	4,131
Dayton Power & Light Co. (The), 3.95%, 06/15/49	3	2,263
Dominion Energy Inc.
4.70%, 12/01/44	5	4,471
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)	20	20,175
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	20	20,696
Series A, 4.60%, 03/15/49	5	4,224
Series C, 3.38%, 04/01/30	25	24,150
Series C, 4.90%, 08/01/41	10	9,329
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,515
Series A, 2.30%, 12/01/31	5	4,485

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
DTE Electric Co.
2.25%, 03/01/30	$5	$4,652
Series A, 4.00%, 04/01/43	10	8,503
DTE Energy Co.
4.88%, 06/01/28	5	5,090
5.05%, 10/01/35	25	25,096
5.85%, 06/01/34	20	21,420
Series C, 3.40%, 06/15/29	15	14,592
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	11,040
3.95%, 03/15/48	5	4,028
4.95%, 01/15/33	10	10,351
5.35%, 01/15/53	20	19,585
Duke Energy Corp.
2.55%, 06/15/31	5	4,559
3.30%, 06/15/41	25	19,471
3.50%, 06/15/51	10	7,085
3.75%, 09/01/46	20	15,413
4.20%, 06/15/49	15	12,045
4.30%, 03/15/28	5	5,024
4.50%, 08/15/32	5	5,005
4.80%, 12/15/45	10	8,998
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	30	31,482
Duke Energy Florida LLC
3.20%, 01/15/27	50	49,670
3.80%, 07/15/28	29	28,989
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,524
6.35%, 08/15/38	5	5,586
Series YYY, 3.25%, 10/01/49	20	13,952
Duke Energy Ohio Inc., 5.65%, 04/01/53	15	15,096
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,703
3.70%, 10/15/46	10	7,776
4.15%, 12/01/44	8	6,785
4.20%, 08/15/45	25	21,258
Edison International
4.13%, 03/15/28	5	4,940
5.25%, 11/15/28	10	10,148
El Paso Electric Co., 6.00%, 05/15/35	5	5,247
Emera U.S. Finance LP, 4.75%, 06/15/46	10	8,641
Enel Chile SA, 4.88%, 06/12/28	10	10,142
Entergy Arkansas LLC, 3.35%, 06/15/52	15	10,407
Entergy Corp.
1.90%, 06/15/28	5	4,740
2.40%, 06/15/31	5	4,504
2.80%, 06/15/30	15	14,088
3.75%, 06/15/50	5	3,688
7.13%, 12/01/54, (5-year CMT + 2.67%)(a)	15	15,793
Entergy Louisiana LLC
3.10%, 06/15/41	5	3,821
3.25%, 04/01/28	10	9,866
4.20%, 09/01/48	15	12,329
4.20%, 04/01/50	10	8,121
4.95%, 01/15/45	5	4,641
5.15%, 09/15/34	25	25,724
5.80%, 03/15/55	5	5,132
Evergy Kansas Central Inc.
3.10%, 04/01/27	30	29,667
3.25%, 09/01/49	15	10,433
4.25%, 12/01/45	5	4,234
Security	Par (000)	Value
Electric (continued)
5.90%, 11/15/33	$5	$5,399
Evergy Metro Inc.
4.20%, 06/15/47	10	8,285
Series 2020, 2.25%, 06/01/30	19	17,556
Eversource Energy
3.38%, 03/01/32	10	9,276
3.45%, 01/15/50	10	7,181
5.13%, 05/15/33	15	15,237
Series R, 1.65%, 08/15/30	5	4,413
Exelon Corp.
2.75%, 03/15/27	25	24,578
4.05%, 04/15/30	25	24,817
4.10%, 03/15/52	10	7,797
4.45%, 04/15/46	10	8,546
4.70%, 04/15/50	15	13,048
4.95%, 06/15/35	5	5,001
5.10%, 06/15/45	10	9,382
5.15%, 03/15/28	20	20,447
5.45%, 03/15/34	25	26,152
5.60%, 03/15/53	5	4,923
5.63%, 06/15/35	5	5,266
6.50%, 03/15/55, (5-year CMT + 1.98%)(a)	15	15,651
FirstEnergy Corp., 2.65%, 03/01/30	25	23,269
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	25,181
Florida Power & Light Co.
2.45%, 02/03/32	10	9,067
2.88%, 12/04/51	5	3,260
3.15%, 10/01/49	5	3,493
3.70%, 12/01/47	20	15,632
3.95%, 03/01/48	10	8,144
4.40%, 05/15/28	5	5,062
5.30%, 04/01/53	20	19,593
5.69%, 03/01/40	10	10,621
5.95%, 02/01/38	5	5,470
Georgia Power Co.
5.13%, 05/15/52	5	4,743
Series 10-C, 4.75%, 09/01/40	5	4,805
Series A, 3.25%, 03/15/51	15	10,415
Series B, 3.70%, 01/30/50	5	3,818
Iberdrola International BV, 6.75%, 07/15/36	15	17,062
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,982
Interstate Power & Light Co.
3.10%, 11/30/51	10	6,586
6.25%, 07/15/39	10	10,891
Interstate Power and Light Co.
2.30%, 06/01/30	5	4,594
4.10%, 09/26/28	5	4,999
IPALCO Enterprises Inc., 4.25%, 05/01/30	5	4,912
ITC Holdings Corp., 3.35%, 11/15/27	15	14,786
Kentucky Utilities Co., 5.13%, 11/01/40	5	4,998
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,253
5.85%, 09/15/54	25	26,198
6.75%, 12/30/31	5	5,657
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,354
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	20	19,758
3.70%, 03/15/29	20	19,803
4.15%, 12/15/32	20	19,669
4.30%, 03/15/49	10	8,584
5.05%, 09/15/28	5	5,132

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 01/15/33	$15	$16,153
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,936
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	30	29,288
1.90%, 06/15/28	25	23,769
2.25%, 06/01/30	10	9,202
2.75%, 11/01/29	10	9,519
3.50%, 04/01/29	20	19,605
3.80%, 03/15/82, (5-year CMT + 2.55%)(a)	5	4,884
4.63%, 07/15/27	35	35,350
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(a)(c)	5	4,883
4.90%, 02/28/28	20	20,373
5.00%, 02/28/30(c)	10	10,332
5.00%, 07/15/32	15	15,426
5.05%, 02/28/33	5	5,142
5.25%, 03/15/34	5	5,157
5.25%, 02/28/53	10	9,415
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	20	21,171
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	5	5,356
Northern States Power Co./MN
2.90%, 03/01/50	15	10,082
3.60%, 09/15/47	10	7,674
5.10%, 05/15/53	10	9,467
NorthWestern Corp., 4.18%, 11/15/44	20	16,827
NSTAR Electric Co.
1.95%, 08/15/31	25	22,134
4.40%, 03/01/44	5	4,413
Oglethorpe Power Corp.
4.50%, 04/01/47	5	4,228
5.25%, 09/01/50	7	6,438
5.38%, 11/01/40	10	9,981
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,824
3.80%, 08/15/28	5	4,979
4.15%, 04/01/47	10	8,272
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	5	3,059
3.75%, 04/01/45	5	3,994
3.80%, 09/30/47	10	7,864
4.55%, 09/15/32	5	5,024
4.55%, 12/01/41	9	8,214
4.60%, 06/01/52	10	8,518
5.75%, 03/15/29	20	20,973
Pacific Gas and Electric Co.
2.50%, 02/01/31	20	18,004
3.25%, 06/01/31	25	23,209
3.30%, 12/01/27	20	19,651
3.50%, 08/01/50	25	17,205
3.75%, 07/01/28	5	4,927
4.30%, 03/15/45	10	8,055
4.45%, 04/15/42	10	8,386
4.50%, 07/01/40	25	21,984
4.55%, 07/01/30	14	13,963
4.95%, 07/01/50	20	17,245
5.80%, 05/15/34	25	26,078
6.70%, 04/01/53	15	16,102
PacifiCorp
2.90%, 06/15/52	25	14,944
3.30%, 03/15/51	10	6,474
3.50%, 06/15/29	15	14,566
4.15%, 02/15/50	15	11,411
Security	Par (000)	Value
Electric (continued)
5.35%, 12/01/53	$10	$8,938
5.45%, 02/15/34	10	10,224
5.50%, 05/15/54	40	36,641
PPL Capital Funding Inc.
4.13%, 04/15/30	5	4,979
5.25%, 09/01/34	15	15,452
PPL Electric Utilities Corp., 5.00%, 05/15/33	5	5,160
Progress Energy Inc., 7.75%, 03/01/31	5	5,757
Public Service Co. of Colorado
5.35%, 05/15/34	10	10,366
Series 17, 6.25%, 09/01/37	15	16,548
Public Service Electric & Gas Co.
3.10%, 03/15/32	10	9,326
3.60%, 12/01/47	10	7,665
3.70%, 05/01/28	5	4,979
4.05%, 05/01/48	15	12,353
5.20%, 08/01/33	10	10,431
5.45%, 08/01/53	15	14,971
5.50%, 03/01/40	5	5,184
Public Service Enterprise Group Inc., 6.13%, 10/15/33	15	16,255
Puget Energy Inc.
2.38%, 06/15/28	15	14,333
4.10%, 06/15/30	10	9,789
Puget Sound Energy Inc.
3.25%, 09/15/49	2	1,390
5.45%, 06/01/53	25	24,483
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51	25	16,251
Sempra
3.25%, 06/15/27	15	14,779
3.80%, 02/01/38	90	77,876
4.00%, 02/01/48	25	19,340
Southern California Edison Co.
2.25%, 06/01/30	5	4,529
3.65%, 02/01/50	15	10,611
4.00%, 04/01/47	10	7,679
4.65%, 10/01/43	10	8,635
5.20%, 06/01/34	20	20,180
5.45%, 06/01/31	20	20,697
5.45%, 03/01/35	15	15,310
5.70%, 03/01/53	5	4,733
5.88%, 12/01/53	5	4,882
6.65%, 04/01/29	25	26,357
Series 04-G, 5.75%, 04/01/35	5	5,202
Series B, 4.88%, 03/01/49	5	4,291
Series E, 5.45%, 06/01/52	5	4,592
Series H, 3.65%, 06/01/51	5	3,510
Southern Co. (The)
4.25%, 07/01/36	5	4,708
4.40%, 07/01/46	16	13,713
4.85%, 06/15/28	5	5,091
4.85%, 03/15/35	5	4,984
5.11%, 08/01/27	20	20,314
5.70%, 03/15/34	25	26,430
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	20	21,161
Series A, 3.70%, 04/30/30	15	14,680
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,349
Series L, 3.85%, 02/01/48	15	11,334
Series M, 4.10%, 09/15/28	5	4,994

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southwestern Public Service Co., 4.50%, 08/15/41	$10	$9,041
Tampa Electric Co.
2.40%, 03/15/31	5	4,567
4.10%, 06/15/42	5	4,276
4.30%, 06/15/48	5	4,219
5.00%, 07/15/52	5	4,602
Tucson Electric Power Co.
3.25%, 05/15/32	5	4,658
4.00%, 06/15/50	10	7,747
Union Electric Co.
2.63%, 03/15/51	10	6,132
2.95%, 06/15/27	5	4,936
3.90%, 04/01/52	5	3,904
5.45%, 03/15/53	5	4,895
Virginia Electric & Power Co.
2.45%, 12/15/50	9	5,258
2.95%, 11/15/51	15	9,637
4.00%, 01/15/43	15	12,528
4.60%, 12/01/48	15	13,137
5.45%, 04/01/53	5	4,860
8.88%, 11/15/38	5	6,754
Series B, 3.75%, 05/15/27	5	4,986
Series B, 3.80%, 09/15/47	5	3,914
Series C, 4.00%, 11/15/46	10	8,113
Series C, 4.63%, 05/15/52	5	4,307
WEC Energy Group Inc., 1.38%, 10/15/27	35	33,370
Wisconsin Power and Light Co., 3.00%, 07/01/29	15	14,467
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,417
3.30%, 09/01/49	10	7,112
3.67%, 12/01/42	5	4,029
Xcel Energy Inc.
2.60%, 12/01/29	15	14,075
3.40%, 06/01/30	10	9,643
3.50%, 12/01/49	10	7,218
4.00%, 06/15/28	20	19,986
5.50%, 03/15/34	25	25,941
5.60%, 04/15/35	25	26,061
		3,610,702
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
1.95%, 10/15/30	15	13,641
2.00%, 12/21/28	35	33,146
2.80%, 12/21/51	10	6,501
5.25%, 11/15/39	10	10,359
		63,647
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,232
Amphenol Corp., 2.20%, 09/15/31	20	17,929
Arrow Electronics Inc.
2.95%, 02/15/32	5	4,489
3.88%, 01/12/28	5	4,958
Flex Ltd., 4.88%, 06/15/29	10	10,146
Honeywell International Inc.
1.10%, 03/01/27	10	9,667
1.75%, 09/01/31	5	4,387
2.70%, 08/15/29	5	4,782
2.80%, 06/01/50	5	3,312
3.81%, 11/21/47	15	12,015
4.95%, 02/15/28	45	46,044
Security	Par (000)	Value
Electronics (continued)
5.70%, 03/15/36	$35	$37,587
Hubbell Inc.
2.30%, 03/15/31	10	9,118
3.15%, 08/15/27	5	4,928
Jabil Inc.
3.00%, 01/15/31	5	4,647
4.25%, 05/15/27	5	5,005
Keysight Technologies Inc.
3.00%, 10/30/29	10	9,561
4.60%, 04/06/27	15	15,062
TD SYNNEX Corp., 2.38%, 08/09/28	10	9,518
Trimble Inc., 4.90%, 06/15/28	10	10,152
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,866
Vontier Corp.
2.40%, 04/01/28	10	9,553
2.95%, 04/01/31	5	4,575
		254,533
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	5	5,286
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,021
Republic Services Inc.
1.45%, 02/15/31	20	17,492
2.30%, 03/01/30	5	4,655
3.05%, 03/01/50	15	10,370
4.88%, 04/01/29	25	25,673
5.00%, 12/15/33	10	10,390
5.00%, 04/01/34	5	5,169
Waste Connections Inc.
2.95%, 01/15/52	20	13,176
3.20%, 06/01/32	20	18,665
4.20%, 01/15/33	5	4,930
4.25%, 12/01/28	20	20,165
Waste Management Inc.
1.50%, 03/15/31	10	8,753
2.00%, 06/01/29	5	4,685
2.50%, 11/15/50	15	9,154
2.95%, 06/01/41	5	3,860
4.15%, 07/15/49	10	8,394
4.63%, 02/15/30	5	5,106
4.65%, 03/15/30	10	10,227
4.88%, 02/15/34	20	20,614
		205,499
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,319
Campbell's Company/The
2.38%, 04/24/30	10	9,223
3.13%, 04/24/50	5	3,346
4.75%, 03/23/35	5	4,890
Conagra Brands Inc.
1.38%, 11/01/27	15	14,224
4.85%, 11/01/28	10	10,130
5.40%, 11/01/48	10	9,169
Flowers Foods Inc., 2.40%, 03/15/31	5	4,447
General Mills Inc.
2.25%, 10/14/31	5	4,450
3.00%, 02/01/51	20	13,189
3.20%, 02/10/27	15	14,855
4.95%, 03/29/33	15	15,279
Hershey Co. (The), 3.13%, 11/15/49	15	10,409

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Hormel Foods Corp.
1.80%, 06/11/30	$5	$4,527
3.05%, 06/03/51	5	3,377
Ingredion Inc., 2.90%, 06/01/30	10	9,413
J M Smucker Co. (The)
2.13%, 03/15/32	10	8,652
2.38%, 03/15/30	5	4,650
4.25%, 03/15/35	10	9,488
6.20%, 11/15/33	5	5,441
6.50%, 11/15/53(c)	10	11,020
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32	30	27,101
3.75%, 12/01/31	5	4,754
5.75%, 04/01/33	45	47,127
6.50%, 12/01/52	20	20,923
6.75%, 03/15/34	8	8,886
Kellanova
2.10%, 06/01/30	10	9,141
3.40%, 11/15/27	40	39,610
4.30%, 05/15/28	20	20,147
Series B, 7.45%, 04/01/31	10	11,516
Kraft Heinz Foods Co.
3.75%, 04/01/30	5	4,894
3.88%, 05/15/27	5	4,983
4.25%, 03/01/31	10	9,916
4.38%, 06/01/46	20	16,810
4.63%, 01/30/29	15	15,232
4.88%, 10/01/49	15	13,162
5.20%, 07/15/45	10	9,308
5.50%, 06/01/50	5	4,741
Kroger Co. (The)
1.70%, 01/15/31	10	8,813
3.88%, 10/15/46	10	7,855
3.95%, 01/15/50	5	3,906
4.45%, 02/01/47	15	12,844
4.50%, 01/15/29	20	20,289
5.00%, 09/15/34	15	15,223
5.15%, 08/01/43	5	4,760
7.50%, 04/01/31	5	5,729
McCormick & Co. Inc./MD
4.20%, 08/15/47	10	8,263
4.70%, 10/15/34	5	4,957
4.95%, 04/15/33	5	5,101
Mondelez International Inc.
1.88%, 10/15/32	15	12,892
2.63%, 03/17/27	15	14,735
2.63%, 09/04/50	15	9,115
2.75%, 04/13/30	5	4,718
3.00%, 03/17/32	10	9,201
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	9,233
4.25%, 04/15/31	5	4,859
6.25%, 07/01/33	5	5,372
6.88%, 05/15/34	5	5,549
Sysco Corp.
3.30%, 02/15/50	15	10,556
4.85%, 10/01/45	15	13,750
6.60%, 04/01/40	10	11,243
6.60%, 04/01/50	5	5,561
Security	Par (000)	Value
Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27	$15	$14,872
4.35%, 03/01/29	5	5,016
4.88%, 08/15/34	10	10,021
5.10%, 09/28/48	20	18,527
		717,709
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	10	8,208
4.40%, 08/15/47	10	8,360
5.00%, 09/15/35	5	5,022
Suzano Austria GmbH
2.50%, 09/15/28	20	18,879
3.13%, 01/15/32	5	4,471
3.75%, 01/15/31	15	14,121
		59,061
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,782
2.85%, 02/15/52	5	3,176
3.00%, 06/15/27	140	138,381
4.13%, 03/15/49	14	11,446
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,461
5.25%, 03/01/28	5	5,128
NiSource Inc.
1.70%, 02/15/31	30	26,281
2.95%, 09/01/29	5	4,792
3.49%, 05/15/27	20	19,846
5.00%, 06/15/52	15	13,553
5.65%, 02/01/45	5	4,984
ONE Gas Inc.
2.00%, 05/15/30	10	9,188
4.66%, 02/01/44	5	4,534
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	10	7,028
4.65%, 08/01/43	5	4,570
5.05%, 05/15/52	5	4,542
Southern California Gas Co., Series XX, 2.55%, 02/01/30	50	47,138
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,229
5.88%, 03/15/41	15	15,687
Series 2020-A, 1.75%, 01/15/31	30	26,522
Series 21A, 3.15%, 09/30/51	5	3,296
Southwest Gas Corp.
2.20%, 06/15/30	5	4,565
4.05%, 03/15/32	10	9,691
4.15%, 06/01/49	10	8,118
5.45%, 03/23/28	35	35,943
5.80%, 12/01/27	10	10,295
Spire Missouri Inc., 3.30%, 06/01/51	10	6,938
Washington Gas Light Co.
3.65%, 09/15/49	5	3,711
Series K, 3.80%, 09/15/46	5	3,909
		450,734
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	10	6,958
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	10,042

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
2.75%, 11/15/50	$15	$9,003
4.25%, 11/15/28	5	5,007
6.00%, 03/06/28	20	20,738
		51,748
Health Care - Products — 0.3%
Abbott Laboratories
4.75%, 11/30/36	10	10,150
4.75%, 04/15/43	5	4,803
4.90%, 11/30/46	5	4,788
5.30%, 05/27/40	25	26,073
Agilent Technologies Inc.
2.10%, 06/04/30	10	9,138
2.30%, 03/12/31	10	9,056
Baxter International Inc.
1.73%, 04/01/31	15	12,862
1.92%, 02/01/27	15	14,614
2.54%, 02/01/32	5	4,372
3.13%, 12/01/51(c)	15	9,650
3.95%, 04/01/30	5	4,873
Boston Scientific Corp.
2.65%, 06/01/30	15	14,153
4.00%, 03/01/28	5	5,016
4.70%, 03/01/49	12	11,013
Danaher Corp., 2.80%, 12/10/51	15	9,657
DH Europe Finance II SARL
2.60%, 11/15/29	15	14,230
3.25%, 11/15/39	5	4,145
3.40%, 11/15/49	15	11,118
Koninklijke Philips NV
5.00%, 03/15/42	5	4,728
6.88%, 03/11/38	10	11,327
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	5,033
Medtronic Inc., 4.38%, 03/15/35	20	19,815
Revvity Inc.
1.90%, 09/15/28	10	9,403
2.55%, 03/15/31	5	4,525
3.30%, 09/15/29	10	9,650
Solventum Corp.
5.40%, 03/01/29	10	10,342
5.60%, 03/23/34	15	15,681
5.90%, 04/30/54	10	10,262
Stryker Corp.
2.90%, 06/15/50	10	6,720
4.10%, 04/01/43	10	8,639
4.38%, 05/15/44	5	4,417
4.63%, 03/15/46	10	9,055
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,469
2.60%, 10/01/29	22	20,916
2.80%, 10/15/41	10	7,447
4.10%, 08/15/47	15	12,707
4.80%, 11/21/27	5	5,090
4.98%, 08/10/30	5	5,187
5.00%, 12/05/26	5	5,050
5.40%, 08/10/43	5	5,091
		375,265
Health Care - Services — 1.3%
Adventist Health System/West, 3.63%, 03/01/49	5	3,495
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,526
Security	Par (000)	Value
Health Care - Services (continued)
Aetna Inc.
4.50%, 05/15/42	$10	$8,668
6.63%, 06/15/36	15	16,557
6.75%, 12/15/37	10	11,168
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,197
Allina Health System, Series 2019, 3.89%, 04/15/49	5	3,959
Ascension Health
4.85%, 11/15/53(c)	5	4,607
Series B, 3.11%, 11/15/39	15	12,075
Banner Health, 2.91%, 01/01/51	15	9,829
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,662
Baylor Scott & White Holdings
3.97%, 11/15/46	10	8,229
4.19%, 11/15/45	5	4,290
Centene Corp.
2.45%, 07/15/28	20	18,624
2.50%, 03/01/31	5	4,312
2.63%, 08/01/31	10	8,573
3.00%, 10/15/30	20	17,844
4.25%, 12/15/27	10	9,881
4.63%, 12/15/29	25	24,197
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,441
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,407
Cigna Group (The)
3.40%, 03/01/27	5	4,964
3.40%, 03/15/50	15	10,667
4.38%, 10/15/28	40	40,376
4.80%, 08/15/38	25	24,176
4.80%, 07/15/46	25	22,557
5.25%, 02/15/34	25	25,882
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,698
Dignity Health, 5.27%, 11/01/64	5	4,596
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	5	4,106
Elevance Health Inc.
2.25%, 05/15/30	5	4,603
2.88%, 09/15/29	30	28,627
3.65%, 12/01/27	40	39,725
4.10%, 03/01/28	25	25,018
4.10%, 05/15/32	5	4,879
4.38%, 12/01/47	15	12,588
4.55%, 03/01/48	5	4,300
4.75%, 02/15/33	15	15,118
5.13%, 02/15/53	5	4,570
5.38%, 06/15/34	15	15,560
5.70%, 02/15/55	15	14,842
5.85%, 11/01/64	10	9,921
6.10%, 10/15/52	5	5,215
6.38%, 06/15/37	25	27,446
Hackensack Meridian Health Inc., 4.21%, 07/01/48	10	8,451
HCA Inc.
3.50%, 07/15/51	20	13,933
3.63%, 03/15/32	20	18,968
4.38%, 03/15/42	11	9,542
4.50%, 02/15/27	10	10,023
4.63%, 03/15/52	5	4,172
5.13%, 06/15/39	15	14,675

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.20%, 06/01/28	$10	$10,251
5.25%, 06/15/49	25	23,048
5.50%, 06/15/47	5	4,810
5.88%, 02/01/29	10	10,422
6.00%, 04/01/54	15	15,222
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	3,893
Humana Inc.
1.35%, 02/03/27	25	24,203
3.13%, 08/15/29	15	14,407
5.38%, 04/15/31	20	20,690
5.55%, 05/01/35	25	25,666
5.75%, 03/01/28	25	25,837
5.75%, 12/01/28	5	5,203
5.88%, 03/01/33	5	5,278
5.95%, 03/15/34	15	15,836
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	4,091
Inova Health System Foundation, 4.07%, 05/15/52	5	4,062
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,708
IQVIA Inc., 6.25%, 02/01/29	5	5,272
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	12,734
4.88%, 04/01/42	10	9,601
Series 2021, 2.81%, 06/01/41	17	12,788
Laboratory Corp. of America Holdings
2.70%, 06/01/31	15	13,787
2.95%, 12/01/29	15	14,293
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	15	11,840
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,084
Series 2016, 4.13%, 11/15/52	10	8,258
Series 2021, 3.20%, 11/15/61	5	3,307
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,163
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	7,124
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	8,847
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,770
3.98%, 11/01/46	15	11,986
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,166
Novant Health Inc.
2.64%, 11/01/36	10	8,124
3.17%, 11/01/51	5	3,429
3.32%, 11/01/61	5	3,299
OhioHealth Corp., 2.83%, 11/15/41	10	7,475
Orlando Health Obligated Group
3.33%, 10/01/50	10	7,282
4.09%, 10/01/48	5	4,145
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,396
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,703
Series 2042, 2.72%, 01/01/42	10	7,199
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,553
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	10	6,046
Series A, 3.93%, 10/01/48	5	3,924
Series I, 3.74%, 10/01/47	5	3,853
Security	Par (000)	Value
Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31	$10	$9,248
2.95%, 06/30/30	15	14,224
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,181
Stanford Health Care
3.03%, 08/15/51	10	6,731
Series 2018, 3.80%, 11/15/48	5	3,984
Sutter Health, Series 20A, 3.36%, 08/15/50	25	18,015
Texas Health Resources, 2.33%, 11/15/50	5	2,922
Toledo Hospital (The), 5.75%, 11/15/38	5	5,051
Trinity Health Corp., Series 2021, 2.63%, 12/01/40	5	3,732
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,764
UnitedHealth Group Inc.
3.70%, 05/15/27	5	4,988
2.00%, 05/15/30	5	4,575
2.30%, 05/15/31	5	4,521
2.90%, 05/15/50	20	12,988
2.95%, 10/15/27	25	24,608
3.13%, 05/15/60	5	3,120
3.25%, 05/15/51	20	13,810
3.45%, 01/15/27	30	29,851
3.50%, 08/15/39	20	16,892
3.70%, 08/15/49	20	15,131
3.75%, 10/15/47	10	7,764
3.88%, 12/15/28	10	9,980
3.95%, 10/15/42	10	8,412
4.20%, 05/15/32	5	4,960
4.25%, 01/15/29	5	5,038
4.38%, 03/15/42	20	17,909
4.50%, 04/15/33	15	14,945
4.63%, 07/15/35	25	24,905
4.75%, 07/15/45	19	17,352
4.75%, 05/15/52	20	17,659
5.15%, 07/15/34	35	36,165
5.35%, 02/15/33	45	47,180
5.63%, 07/15/54	25	25,040
5.70%, 10/15/40	10	10,562
5.95%, 02/15/41	15	16,061
6.05%, 02/15/63	10	10,475
6.88%, 02/15/38	38	44,310
Universal Health Services Inc., 2.65%, 10/15/30	10	9,126
WakeMed, Series A, 3.29%, 10/01/52	5	3,472
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	5	4,467
Series 2021, 3.07%, 03/01/51	5	3,204
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	10	5,999
		1,596,135
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.55%, 03/15/32(d)	15	15,593
Ares Capital Corp.
2.88%, 06/15/28	5	4,771
3.20%, 11/15/31	5	4,435
5.50%, 09/01/30	5	5,043
5.80%, 03/08/32	10	10,115
Ares Strategic Income Fund, 6.20%, 03/21/32	15	15,388
Blackstone Private Credit Fund
2.63%, 12/15/26	5	4,898
3.25%, 03/15/27	10	9,825

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.00%, 01/29/32	$20	$20,451
6.00%, 11/22/34	10	10,164
Blackstone Secured Lending Fund, 2.13%, 02/15/27	10	9,697
Blue Owl Capital Corp., 2.88%, 06/11/28	5	4,716
Blue Owl Credit Income Corp.
6.65%, 03/15/31	15	15,503
7.75%, 09/16/27	5	5,204
FS KKR Capital Corp.
2.63%, 01/15/27	5	4,851
6.13%, 01/15/30(c)	5	4,972
Golub Capital BDC Inc., 2.05%, 02/15/27	5	4,833
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	15	15,330
Sixth Street Lending Partners, 5.75%, 01/15/30	15	15,190
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28	5	5,253
		186,232
Home Builders — 0.1%
DR Horton Inc., 1.40%, 10/15/27	10	9,555
Lennar Corp., 4.75%, 11/29/27	15	15,120
PulteGroup Inc.
6.38%, 05/15/33	5	5,497
7.88%, 06/15/32	5	5,859
Sekisui House U.S., Inc.
2.50%, 01/15/31	5	4,461
6.00%, 01/15/43	15	14,068
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,908
4.35%, 02/15/28	10	10,042
4.88%, 03/15/27	5	5,029
		74,539
Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29	40	39,328
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,104
Clorox Co. (The)
1.80%, 05/15/30	10	9,028
3.10%, 10/01/27	25	24,642
3.90%, 05/15/28	5	4,998
4.60%, 05/01/32	5	5,060
Kimberly-Clark Corp.
1.05%, 09/15/27	25	23,857
3.10%, 03/26/30	10	9,638
3.20%, 04/25/29	15	14,661
3.90%, 05/04/47	20	16,068
4.50%, 02/16/33	5	5,088
6.63%, 08/01/37	10	11,682
		129,826
Insurance — 1.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,012
Aflac Inc., 3.60%, 04/01/30	25	24,606
Alleghany Corp.
3.63%, 05/15/30	20	19,601
4.90%, 09/15/44	5	4,651
Allstate Corp. (The)
3.28%, 12/15/26	5	4,966
3.85%, 08/10/49	5	3,879
4.20%, 12/15/46	5	4,184
4.50%, 06/15/43	5	4,453
5.95%, 04/01/36	10	10,771
Security	Par (000)	Value
Insurance (continued)
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)	$5	$5,257
American International Group Inc.
3.88%, 01/15/35	10	9,420
4.20%, 04/01/28(c)	10	10,020
American National Group Inc., 5.00%, 06/15/27	5	5,033
Aon Corp.
2.80%, 05/15/30	5	4,716
3.75%, 05/02/29	4	3,951
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	10	7,586
5.35%, 02/28/33	5	5,224
Aon Global Ltd., 4.75%, 05/15/45	5	4,494
Aon North America Inc.
5.15%, 03/01/29	25	25,777
5.45%, 03/01/34	25	26,146
5.75%, 03/01/54	10	10,118
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,998
Arch Capital Group Ltd.
3.64%, 06/30/50	15	11,346
7.35%, 05/01/34	5	5,861
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	26,029
Assurant Inc.
3.70%, 02/22/30	10	9,739
4.90%, 03/27/28	5	5,063
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	15	14,155
6.13%, 09/15/28	5	5,255
Athene Holding Ltd.
3.45%, 05/15/52	10	6,471
3.95%, 05/25/51	5	3,529
4.13%, 01/12/28	44	43,877
6.88%, 06/28/55, (5-year CMT + 2.58%)(a)	20	19,598
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,936
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,959
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,909
2.50%, 01/15/51	5	3,067
2.88%, 03/15/32	15	14,095
3.85%, 03/15/52	25	19,699
4.20%, 08/15/48	20	17,068
5.75%, 01/15/40	25	27,384
Brighthouse Financial Inc., 5.63%, 05/15/30(c)	10	10,097
Brown & Brown Inc.
2.38%, 03/15/31	10	8,956
4.50%, 03/15/29	10	10,039
4.95%, 03/17/52	10	8,769
Chubb INA Holdings LLC
3.05%, 12/15/61	15	9,425
4.35%, 11/03/45	15	13,297
CNA Financial Corp., 3.90%, 05/01/29	25	24,758
CNO Financial Group Inc., 5.25%, 05/30/29	10	10,186
Corebridge Financial Inc.
3.65%, 04/05/27	30	29,768
3.90%, 04/05/32	15	14,270
4.35%, 04/05/42	5	4,306
4.40%, 04/05/52	5	4,082
6.88%, 12/15/52, (5-year CMT + 3.85%)(a)	15	15,308
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(a)	10	9,869

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Enstar Group Ltd.
3.10%, 09/01/31	$5	$4,508
4.95%, 06/01/29	10	10,121
Equitable Holdings Inc.
4.35%, 04/20/28	17	17,070
5.00%, 04/20/48	6	5,443
5.59%, 01/11/33	5	5,237
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	10	6,404
4.87%, 06/01/44	5	4,516
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	15,069
4.85%, 04/17/28	20	20,248
6.00%, 12/07/33	25	26,634
Fidelity National Financial Inc., 4.50%, 08/15/28	20	20,101
First American Financial Corp., 2.40%, 08/15/31	10	8,765
Globe Life Inc.
2.15%, 08/15/30	5	4,533
4.80%, 06/15/32	10	10,075
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,806
5.95%, 10/15/36	5	5,457
Jackson Financial Inc.
3.13%, 11/23/31	5	4,553
4.00%, 11/23/51	5	3,539
5.67%, 06/08/32	5	5,185
Kemper Corp.
2.40%, 09/30/30	15	13,403
3.80%, 02/23/32	25	23,089
Lincoln National Corp.
3.40%, 01/15/31	15	14,221
3.63%, 12/12/26	10	9,954
Manulife Financial Corp., 4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)	25	24,882
Markel Group Inc.
3.35%, 09/17/29	15	14,482
3.45%, 05/07/52	5	3,452
3.50%, 11/01/27	10	9,881
4.15%, 09/17/50	10	7,855
5.00%, 04/05/46	5	4,531
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	18,268
4.20%, 03/01/48	15	12,576
4.38%, 03/15/29	30	30,347
4.75%, 03/15/39	10	9,733
4.90%, 03/15/49	5	4,586
5.40%, 09/15/33	25	26,340
5.45%, 03/15/53	10	9,844
5.75%, 11/01/32	5	5,381
5.88%, 08/01/33	10	10,886
MetLife Inc.
4.60%, 05/13/46	10	9,053
4.88%, 11/13/43	10	9,373
5.25%, 01/15/54	10	9,666
5.38%, 07/15/33	20	21,113
5.70%, 06/15/35	20	21,448
6.38%, 06/15/34	5	5,625
6.40%, 12/15/66	15	15,754
Old Republic International Corp., 5.75%, 03/28/34	5	5,233
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,611
Primerica Inc., 2.80%, 11/19/31	5	4,537
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30	$5	$4,548
3.70%, 05/15/29	10	9,841
4.30%, 11/15/46	5	4,280
5.38%, 03/15/33	5	5,200
Progressive Corp. (The)
3.00%, 03/15/32	5	4,636
3.70%, 01/26/45	5	4,009
4.00%, 03/01/29	20	20,052
4.13%, 04/15/47	5	4,221
4.35%, 04/25/44	5	4,438
Prudential Financial Inc.
3.70%, 03/13/51	5	3,785
3.88%, 03/27/28	50	49,983
3.91%, 12/07/47	10	8,007
4.35%, 02/25/50	10	8,442
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(a)	10	9,869
5.70%, 12/14/36	5	5,348
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	10	10,355
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	20	21,053
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	5	5,316
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	14,395
Reinsurance Group of America Inc., 5.75%, 09/15/34	20	20,882
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,759
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,900
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,477
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	10,116
4.10%, 03/04/49	5	4,124
4.60%, 08/01/43	5	4,552
5.45%, 05/25/53	5	5,014
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,319
Unum Group
4.50%, 12/15/49	5	4,085
5.75%, 08/15/42	5	5,018
W R Berkley Corp., 4.00%, 05/12/50	5	3,911
Willis North America Inc.
2.95%, 09/15/29	20	19,048
4.65%, 06/15/27	5	5,035
5.05%, 09/15/48	10	9,156
5.35%, 05/15/33	20	20,777
		1,547,372
Internet — 0.7%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	200	198,036
Alphabet Inc.
1.90%, 08/15/40	30	20,781
2.25%, 08/15/60	25	13,353
4.00%, 05/15/30	25	25,158
4.70%, 11/15/35	25	25,408
Amazon.com Inc.
1.50%, 06/03/30	10	9,023
2.50%, 06/03/50	25	15,372
2.70%, 06/03/60	10	5,816
2.88%, 05/12/41	30	23,163
3.15%, 08/22/27	33	32,712
3.30%, 04/13/27	10	9,947
3.88%, 08/22/37	40	37,150
3.95%, 04/13/52	20	16,059
4.05%, 08/22/47	40	33,647
4.25%, 08/22/57	15	12,409
4.70%, 12/01/32	30	30,939

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.80%, 12/05/34	$20	$20,730
AppLovin Corp., 5.13%, 12/01/29	25	25,588
eBay Inc.
3.60%, 06/05/27	15	14,899
3.65%, 05/10/51	15	11,172
4.00%, 07/15/42	15	12,510
5.95%, 11/22/27	10	10,364
6.30%, 11/22/32	10	10,991
Expedia Group Inc.
3.25%, 02/15/30	10	9,607
4.63%, 08/01/27	10	10,065
Meta Platforms Inc.
3.50%, 08/15/27	15	14,949
4.45%, 08/15/52	25	21,053
4.60%, 05/15/28	15	15,298
4.60%, 11/15/32	60	60,918
4.65%, 08/15/62	20	16,767
4.75%, 08/15/34	50	50,884
5.55%, 08/15/64	10	9,672
5.60%, 05/15/53	20	19,926
5.75%, 05/15/63	10	9,985
Netflix Inc., 4.88%, 04/15/28	5	5,110
VeriSign Inc., 4.75%, 07/15/27	35	34,987
		894,448
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	10	10,408
6.75%, 03/01/41	10	10,945
6.80%, 11/29/32(c)	20	22,398
Nucor Corp.
2.98%, 12/15/55	13	8,220
3.13%, 04/01/32	20	18,616
3.85%, 04/01/52	15	11,601
Steel Dynamics Inc.
3.25%, 01/15/31	25	23,801
3.45%, 04/15/30	5	4,836
Vale Overseas Ltd.
3.75%, 07/08/30	22	21,221
6.13%, 06/12/33	20	21,439
		153,485
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	5	4,387
4.40%, 09/15/32	5	4,779
		9,166
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	5	4,730
Hyatt Hotels Corp.
4.38%, 09/15/28	10	10,038
5.75%, 04/23/30	5	5,233
Las Vegas Sands Corp., 6.20%, 08/15/34	5	5,268
Marriott International Inc./MD
5.30%, 05/15/34	25	25,926
Series FF, 4.63%, 06/15/30	10	10,150
Series GG, 3.50%, 10/15/32	20	18,716
Series HH, 2.85%, 04/15/31	5	4,640
Series X, 4.00%, 04/15/28	15	15,000
		99,701
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	20	20,896
Security	Par (000)	Value
Machinery (continued)
Caterpillar Financial Services Corp.
1.70%, 01/08/27	$10	$9,778
4.50%, 01/08/27	10	10,076
Caterpillar Inc.
3.25%, 04/09/50	5	3,647
6.05%, 08/15/36	28	31,408
CNH Industrial NV, 3.85%, 11/15/27	25	24,936
Deere & Co.
3.90%, 06/09/42	15	13,075
5.38%, 10/16/29	5	5,276
Dover Corp., 2.95%, 11/04/29	5	4,789
Flowserve Corp., 2.80%, 01/15/32	10	8,976
Ingersoll Rand Inc.
5.40%, 08/14/28	5	5,175
5.70%, 08/14/33	10	10,670
John Deere Capital Corp.
1.75%, 03/09/27	15	14,617
3.05%, 01/06/28	15	14,801
3.90%, 06/07/32	5	4,919
4.70%, 06/10/30	5	5,141
nVent Finance SARL, 5.65%, 05/15/33	15	15,715
Otis Worldwide Corp.
3.36%, 02/15/50	15	10,765
5.25%, 08/16/28	5	5,159
Regal Rexnord Corp.
6.05%, 04/15/28	10	10,349
6.30%, 02/15/30	10	10,626
6.40%, 04/15/33	10	10,786
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,803
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	20	20,244
Xylem Inc./New York
1.95%, 01/30/28	25	24,010
2.25%, 01/30/31	5	4,551
4.38%, 11/01/46	10	8,625
		317,813
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29	20	18,845
3.05%, 04/15/30	5	4,787
3.25%, 08/26/49	5	3,509
3.38%, 03/01/29	5	4,903
3.63%, 10/15/47	5	3,823
3.70%, 04/15/50	10	7,593
4.00%, 09/14/48	5	4,074
Eaton Corp.
3.92%, 09/15/47	10	8,206
4.15%, 03/15/33	20	19,800
4.70%, 08/23/52	10	9,096
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,900
4.10%, 03/01/47	15	12,620
4.20%, 11/21/34	10	9,794
4.45%, 11/21/44	5	4,465
4.50%, 09/15/29	5	5,080
Pentair Finance SARL
4.50%, 07/01/29	10	10,072
5.90%, 07/15/32	5	5,320
Teledyne Technologies Inc.
2.25%, 04/01/28	30	28,769
2.75%, 04/01/31	15	13,909

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Textron Inc., 2.45%, 03/15/31	$17	$15,441
		203,006
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,653
2.30%, 02/01/32	5	4,295
2.80%, 04/01/31	10	8,978
3.50%, 06/01/41	15	10,685
3.75%, 02/15/28	10	9,843
3.90%, 06/01/52	20	13,136
3.95%, 06/30/62	15	9,218
4.20%, 03/15/28	5	4,972
4.80%, 03/01/50	25	19,194
5.05%, 03/30/29	10	10,094
5.13%, 07/01/49	15	12,056
5.25%, 04/01/53	10	8,072
5.38%, 05/01/47	15	12,580
5.75%, 04/01/48	20	17,513
6.48%, 10/23/45	25	23,997
6.55%, 06/01/34	35	36,920
Comcast Corp.
1.50%, 02/15/31	10	8,696
1.95%, 01/15/31	15	13,369
2.45%, 08/15/52	10	5,438
2.65%, 02/01/30	25	23,562
2.65%, 08/15/62	25	12,863
2.80%, 01/15/51	10	5,967
2.89%, 11/01/51	45	27,172
2.94%, 11/01/56	40	23,275
2.99%, 11/01/63	46	25,656
3.40%, 04/01/30	20	19,391
3.40%, 07/15/46	5	3,557
3.45%, 02/01/50	10	6,877
3.75%, 04/01/40	15	12,563
3.90%, 03/01/38	35	30,712
4.00%, 11/01/49	15	11,347
4.20%, 08/15/34	5	4,800
4.25%, 10/15/30	10	10,018
4.25%, 01/15/33	5	4,900
4.40%, 08/15/35	20	19,250
4.65%, 07/15/42	20	17,730
4.75%, 03/01/44	10	8,854
4.80%, 05/15/33	20	20,247
5.17%, 01/15/37(d)	74	73,776
5.50%, 11/15/32	5	5,299
5.65%, 06/15/35	5	5,271
6.50%, 11/15/35	5	5,604
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,826
Fox Corp., 5.58%, 01/25/49	10	9,748
Grupo Televisa SAB, 6.63%, 01/15/40	20	18,434
Paramount Global
2.90%, 01/15/27	6	5,896
3.70%, 06/01/28	5	4,907
4.20%, 05/19/32	5	4,659
4.38%, 03/15/43	10	7,562
4.60%, 01/15/45	5	3,797
4.90%, 08/15/44	5	3,908
4.95%, 01/15/31	5	4,936
5.50%, 05/15/33	5	4,925
5.85%, 09/01/43	5	4,498
Security	Par (000)	Value
Media (continued)
5.90%, 10/15/40	$5	$4,587
6.88%, 04/30/36	10	10,500
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,794
Time Warner Cable LLC
4.50%, 09/15/42	15	11,679
5.50%, 09/01/41	10	8,858
6.55%, 05/01/37	20	20,444
6.75%, 06/15/39	20	20,315
7.30%, 07/01/38	10	10,638
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	10	8,257
4.13%, 06/01/44	15	12,821
Walt Disney Co. (The)
2.20%, 01/13/28	15	14,530
2.65%, 01/13/31	20	18,747
2.75%, 09/01/49	5	3,239
3.80%, 05/13/60	20	14,945
4.70%, 03/23/50	20	18,237
5.40%, 10/01/43	10	10,150
6.20%, 12/15/34	5	5,660
6.40%, 12/15/35	5	5,694
6.65%, 11/15/37	40	46,281
		946,872
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,459
Timken Co. (The), 4.13%, 04/01/32	35	33,770
		38,229
Mining — 0.2%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,277
5.75%, 05/01/43	10	10,329
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5	5,342
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	10	8,764
4.75%, 02/28/28	5	5,083
4.90%, 02/28/33	5	5,119
5.25%, 09/08/30	25	26,105
5.25%, 09/08/33	25	26,086
5.50%, 09/08/53	5	5,065
Freeport-McMoRan Inc.
4.13%, 03/01/28	10	9,973
4.38%, 08/01/28	20	19,967
5.25%, 09/01/29	10	10,158
5.40%, 11/14/34	10	10,390
5.45%, 03/15/43	15	14,588
Kinross Gold Corp., 4.50%, 07/15/27	5	5,030
Newmont Corp.
2.25%, 10/01/30	27	24,796
2.60%, 07/15/32	5	4,556
4.88%, 03/15/42	2	1,931
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	10	9,644
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,373
6.13%, 12/15/33	10	11,023
7.25%, 03/15/31	10	11,462
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,491
5.13%, 03/09/53	5	4,738

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Southern Copper Corp., 5.25%, 11/08/42	$10	$9,573
Yamana Gold Inc., 2.63%, 08/15/31	10	8,987
		279,850
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,919
3.25%, 02/15/29	10	9,611
3.28%, 12/01/28	5	4,837
5.55%, 08/22/34	20	20,599
		39,966
Oil & Gas — 1.2%
APA Corp., 5.35%, 07/01/49	10	8,447
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,496
2.72%, 01/12/32	15	13,714
2.77%, 11/10/50	25	15,798
3.00%, 02/24/50	20	13,344
3.02%, 01/16/27	5	4,952
3.06%, 06/17/41	20	15,412
3.38%, 02/08/61	30	20,098
3.63%, 04/06/30	25	24,593
3.94%, 09/21/28	5	5,003
4.23%, 11/06/28	45	45,371
BP Capital Markets PLC, 3.28%, 09/19/27	50	49,521
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,478
4.95%, 06/01/47	25	22,168
Cenovus Energy Inc.
2.65%, 01/15/32	10	8,909
3.75%, 02/15/52	10	7,107
5.40%, 06/15/47	8	7,398
Chevron Corp.
2.00%, 05/11/27	10	9,759
2.24%, 05/11/30	30	27,877
3.08%, 05/11/50	45	31,215
Chevron USA Inc.
1.02%, 08/12/27	20	19,116
3.25%, 10/15/29	9	8,798
3.85%, 01/15/28	5	5,012
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	15	16,854
ConocoPhillips Co.
3.80%, 03/15/52	25	18,762
4.03%, 03/15/62	15	11,170
5.30%, 05/15/53	5	4,747
5.50%, 01/15/55	10	9,780
5.55%, 03/15/54	5	4,933
5.70%, 09/15/63	15	14,864
5.90%, 10/15/32	20	21,834
6.95%, 04/15/29	5	5,461
Continental Resources Inc./OK, 4.90%, 06/01/44	10	8,040
Coterra Energy Inc.
3.90%, 05/15/27	10	9,958
4.38%, 03/15/29	15	15,030
Devon Energy Corp.
4.50%, 01/15/30(c)	15	15,032
4.75%, 05/15/42	5	4,364
5.00%, 06/15/45	20	17,493
5.60%, 07/15/41	10	9,717
5.88%, 06/15/28	5	5,001
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc.
3.13%, 03/24/31	$10	$9,352
3.25%, 12/01/26	5	4,959
3.50%, 12/01/29	10	9,696
4.40%, 03/24/51	10	8,141
5.40%, 04/18/34	25	25,700
5.90%, 04/18/64	15	14,449
6.25%, 03/15/33	5	5,413
EOG Resources Inc.
3.90%, 04/01/35	5	4,682
4.38%, 04/15/30	10	10,090
4.95%, 04/15/50	15	13,655
EQT Corp.
3.90%, 10/01/27	20	19,883
5.00%, 01/15/29	5	5,068
Equinor ASA
2.38%, 05/22/30	10	9,330
3.13%, 04/06/30	15	14,471
3.25%, 11/18/49	20	14,394
3.70%, 04/06/50	30	23,300
Exxon Mobil Corp.
2.44%, 08/16/29	25	23,916
2.61%, 10/15/30	25	23,470
3.10%, 08/16/49	25	17,465
3.45%, 04/15/51	39	28,664
3.48%, 03/19/30	10	9,813
4.11%, 03/01/46	15	12,782
4.23%, 03/19/40	15	13,910
4.33%, 03/19/50	20	17,127
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,940
Hess Corp.
5.60%, 02/15/41	15	15,707
5.80%, 04/01/47	10	10,426
7.30%, 08/15/31	15	17,367
HF Sinclair Corp., 4.50%, 10/01/30	5	4,947
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,343
5.00%, 09/15/54	5	4,260
5.13%, 12/15/26	10	10,081
6.50%, 03/01/41	15	16,110
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,742
4.40%, 04/15/46	15	11,930
6.13%, 01/01/31	5	5,289
6.20%, 03/15/40	5	5,121
6.60%, 03/15/46	10	10,416
7.50%, 05/01/31	5	5,637
7.95%, 06/15/39	10	11,863
Ovintiv Inc.
5.65%, 05/15/28	15	15,450
6.25%, 07/15/33	5	5,299
6.50%, 08/15/34	5	5,363
6.50%, 02/01/38	10	10,519
Phillips 66
2.15%, 12/15/30	11	9,882
3.30%, 03/15/52	5	3,324
3.90%, 03/15/28	15	14,932
4.65%, 11/15/34	10	9,848
5.88%, 05/01/42	15	15,228
Phillips 66 Co.
4.95%, 12/01/27	25	25,429

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.30%, 06/30/33	$10	$10,351
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(a)	25	25,006
Pioneer Natural Resources Co., 1.90%, 08/15/30	30	27,161
Shell Finance U.S. Inc.
2.38%, 11/07/29	10	9,437
2.75%, 04/06/30	20	19,038
3.25%, 04/06/50	20	14,132
3.75%, 09/12/46	30	23,775
Shell International Finance BV
3.00%, 11/26/51	15	9,970
3.88%, 11/13/28	8	8,006
5.50%, 03/25/40	10	10,419
6.38%, 12/15/38	10	11,185
Suncor Energy Inc., 4.00%, 11/15/47	25	19,199
TotalEnergies Capital International SA
2.83%, 01/10/30	10	9,553
2.99%, 06/29/41	10	7,639
3.13%, 05/29/50	50	34,224
3.39%, 06/29/60	5	3,332
3.46%, 02/19/29	20	19,698
3.46%, 07/12/49	15	10,919
TotalEnergies Capital SA, 3.88%, 10/11/28	15	15,027
Valero Energy Corp.
2.15%, 09/15/27	15	14,489
2.80%, 12/01/31	25	22,905
3.65%, 12/01/51	25	17,528
6.63%, 06/15/37	5	5,579
		1,519,381
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,828
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	29,407
3.34%, 12/15/27	5	4,944
4.08%, 12/15/47	25	20,203
Halliburton Co.
2.92%, 03/01/30	20	18,986
4.75%, 08/01/43	5	4,468
4.85%, 11/15/35	10	9,951
NOV Inc., 3.60%, 12/01/29	10	9,762
		112,549
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	18,282
AptarGroup Inc., 3.60%, 03/15/32	20	18,719
Berry Global Inc., 1.65%, 01/15/27	15	14,556
Packaging Corp. of America
3.00%, 12/15/29	15	14,377
3.05%, 10/01/51	20	13,184
3.40%, 12/15/27	10	9,908
Sonoco Products Co.
2.85%, 02/01/32	15	13,569
3.13%, 05/01/30	5	4,738
WRKCo Inc.
3.00%, 06/15/33	10	8,944
4.00%, 03/15/28	5	4,993
		121,270
Pharmaceuticals — 1.6%
AbbVie Inc.
3.20%, 11/21/29	30	29,110
4.05%, 11/21/39	30	27,130
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 11/14/28	$10	$10,106
4.40%, 11/06/42	25	22,674
4.45%, 05/14/46	20	17,715
4.55%, 03/15/35	15	14,936
4.63%, 10/01/42	10	9,251
4.70%, 05/14/45	25	23,068
4.75%, 03/15/45	15	13,903
4.85%, 06/15/44	10	9,450
4.88%, 11/14/48	15	13,953
5.05%, 03/15/34	10	10,372
5.40%, 03/15/54	25	24,878
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,562
4.88%, 03/03/33	5	5,187
4.90%, 03/03/30	5	5,178
AstraZeneca PLC
1.38%, 08/06/30	15	13,353
3.13%, 06/12/27	5	4,953
4.00%, 01/17/29	20	20,058
4.00%, 09/18/42	30	26,232
6.45%, 09/15/37	30	34,559
Becton Dickinson & Co.
1.96%, 02/11/31	20	17,789
3.70%, 06/06/27	20	19,887
3.79%, 05/20/50	10	7,616
4.69%, 02/13/28	5	5,065
4.69%, 12/15/44	10	8,949
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	14,284
2.55%, 11/13/50	30	18,201
2.95%, 03/15/32	5	4,651
3.25%, 02/27/27	5	4,972
3.55%, 03/15/42	30	24,508
3.70%, 03/15/52	25	18,888
3.90%, 03/15/62	5	3,702
4.13%, 06/15/39	15	13,798
4.25%, 10/26/49	35	29,343
4.35%, 11/15/47	25	21,597
4.63%, 05/15/44	20	18,318
5.90%, 11/15/33	8	8,815
Cardinal Health Inc.
4.37%, 06/15/47	5	4,218
4.50%, 11/15/44	5	4,343
4.60%, 03/15/43	5	4,429
4.90%, 09/15/45	5	4,566
Cencora Inc.
2.70%, 03/15/31	10	9,248
4.30%, 12/15/47	10	8,441
CVS Health Corp.
1.30%, 08/21/27	40	38,142
3.25%, 08/15/29	5	4,831
3.75%, 04/01/30	5	4,881
4.13%, 04/01/40	20	17,275
5.05%, 03/25/48	60	53,901
5.13%, 02/21/30	5	5,148
5.13%, 07/20/45	35	31,968
5.25%, 02/21/33	20	20,668
5.63%, 02/21/53	15	14,308
5.70%, 06/01/34	20	21,068
6.00%, 06/01/63	5	4,935

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.25%, 05/15/50	$35	$20,700
3.70%, 03/01/45	10	8,175
4.15%, 03/15/59	5	4,032
4.70%, 02/27/33	5	5,138
4.70%, 02/09/34	40	40,778
4.88%, 02/27/53	5	4,686
4.95%, 02/27/63	10	9,299
5.50%, 03/15/27	50	51,133
5.55%, 03/15/37	15	16,414
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,999
4.20%, 03/18/43	10	8,819
6.38%, 05/15/38	5	5,694
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,809
Johnson & Johnson
0.95%, 09/01/27	40	38,209
1.30%, 09/01/30	15	13,388
2.45%, 09/01/60	5	2,847
2.90%, 01/15/28	20	19,719
2.95%, 03/03/27	5	4,956
3.40%, 01/15/38	10	8,896
3.55%, 03/01/36	5	4,636
3.63%, 03/03/37	15	13,743
3.70%, 03/01/46	30	24,777
4.38%, 12/05/33	10	10,236
5.85%, 07/15/38	10	11,119
5.95%, 08/15/37	10	11,263
6.95%, 09/01/29	5	5,572
McKesson Corp., 5.10%, 07/15/33	10	10,395
Mead Johnson Nutrition Co., 4.60%, 06/01/44	10	9,024
Merck & Co. Inc.
1.70%, 06/10/27	5	4,853
2.15%, 12/10/31	25	22,329
2.35%, 06/24/40	10	7,310
2.45%, 06/24/50	20	12,060
3.40%, 03/07/29	25	24,607
3.70%, 02/10/45	25	20,275
3.90%, 03/07/39	20	18,084
4.00%, 03/07/49	15	12,310
4.50%, 05/17/33	5	5,078
5.00%, 05/17/53	20	18,911
6.50%, 12/01/33	15	17,115
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,479
Mylan Inc.
5.20%, 04/15/48	10	8,136
5.40%, 11/29/43	10	8,619
Novartis Capital Corp.
2.00%, 02/14/27	10	9,801
2.20%, 08/14/30	5	4,631
2.75%, 08/14/50	10	6,562
3.10%, 05/17/27	30	29,752
4.00%, 09/18/31	5	4,994
4.00%, 11/20/45	18	15,303
4.40%, 05/06/44	20	18,147
Pfizer Inc.
2.55%, 05/28/40	15	11,171
2.70%, 05/28/50	30	19,165
3.00%, 12/15/26	5	4,964
3.45%, 03/15/29	5	4,945
4.00%, 03/15/49	25	20,399
Security	Par (000)	Value
Pharmaceuticals (continued)
4.10%, 09/15/38	$5	$4,618
4.13%, 12/15/46	20	16,798
7.20%, 03/15/39	30	36,352
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	5	5,061
4.75%, 05/19/33	40	40,795
5.30%, 05/19/53	70	67,811
Sanofi SA, 3.63%, 06/19/28	10	9,968
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	154,871
Viatris Inc.
2.30%, 06/22/27	5	4,828
2.70%, 06/22/30	10	9,114
3.85%, 06/22/40	10	7,642
4.00%, 06/22/50	5	3,348
Zoetis Inc.
2.00%, 05/15/30	15	13,761
3.00%, 09/12/27	35	34,459
3.00%, 05/15/50	20	13,498
5.60%, 11/16/32	15	16,021
		2,006,782
Pipelines — 1.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,629
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	10	8,530
3.70%, 11/15/29	15	14,669
5.13%, 06/30/27	20	20,205
Cheniere Energy Inc., 4.63%, 10/15/28	30	30,003
Cheniere Energy Partners LP
3.25%, 01/31/32	15	13,798
4.50%, 10/01/29	25	24,999
5.95%, 06/30/33	15	15,942
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	4,986
DCP Midstream Operating LP
3.25%, 02/15/32	15	13,808
5.63%, 07/15/27	10	10,204
8.13%, 08/16/30	5	5,789
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	10,043
Enbridge Inc.
2.50%, 08/01/33	5	4,297
3.13%, 11/15/29	10	9,586
3.40%, 08/01/51	5	3,451
4.25%, 12/01/26	5	5,006
5.63%, 04/05/34	25	26,239
6.20%, 11/15/30	15	16,164
6.70%, 11/15/53	15	16,742
Energy Transfer LP
4.40%, 03/15/27	5	5,008
4.95%, 05/15/28	10	10,162
5.00%, 05/15/50	15	12,758
5.15%, 03/15/45	15	13,414
5.25%, 04/15/29	30	30,865
5.30%, 04/01/44	5	4,571
5.30%, 04/15/47	15	13,518
5.35%, 05/15/45	10	9,172
5.40%, 10/01/47	5	4,551
5.50%, 06/01/27	25	25,391
5.55%, 05/15/34	20	20,646
5.60%, 09/01/34	5	5,180
6.13%, 12/15/45	15	14,987
6.40%, 12/01/30	20	21,708
6.50%, 02/01/42	15	15,915

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.55%, 12/01/33	$20	$22,049
6.63%, 10/15/36	10	10,930
Enterprise Products Operating LLC
2.80%, 01/31/30	25	23,767
3.13%, 07/31/29	15	14,551
3.20%, 02/15/52	10	6,775
3.95%, 01/31/60	20	14,940
4.15%, 10/16/28	5	5,033
4.20%, 01/31/50	10	8,192
4.25%, 02/15/48	10	8,363
4.45%, 02/15/43	10	8,945
4.85%, 08/15/42	10	9,347
4.85%, 03/15/44	20	18,564
4.90%, 05/15/46	10	9,206
4.95%, 10/15/54	10	9,052
5.10%, 02/15/45	10	9,571
5.35%, 01/31/33	25	26,290
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,314
5.63%, 09/01/41	5	4,992
6.95%, 01/15/38	5	5,688
Kinder Morgan Inc.
3.60%, 02/15/51	15	10,681
4.30%, 03/01/28	30	30,166
4.80%, 02/01/33	15	15,119
5.20%, 06/01/33	15	15,500
5.20%, 03/01/48	10	9,261
5.30%, 12/01/34	15	15,384
5.55%, 06/01/45	20	19,527
MPLX LP
4.00%, 03/15/28	35	34,891
4.13%, 03/01/27	25	24,978
4.50%, 04/15/38	15	13,761
4.70%, 04/15/48	25	20,986
4.95%, 03/14/52	15	12,789
6.20%, 09/15/55	15	15,161
Northwest Pipeline LLC, 4.00%, 04/01/27	5	4,990
ONEOK Inc.
3.10%, 03/15/30	5	4,756
3.95%, 03/01/50	10	7,339
4.20%, 10/03/47	10	7,865
4.25%, 09/15/46	5	3,987
4.55%, 07/15/28	30	30,259
5.05%, 11/01/34	25	24,890
5.20%, 07/15/48	15	13,664
5.45%, 06/01/47	5	4,609
5.80%, 11/01/30	15	15,836
6.05%, 09/01/33	40	42,730
6.10%, 11/15/32	10	10,727
6.63%, 09/01/53	5	5,290
7.15%, 01/15/51	5	5,549
ONEOK Partners LP, 6.13%, 02/01/41	5	5,172
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,712
3.80%, 09/15/30	15	14,544
4.30%, 01/31/43	10	8,218
4.50%, 12/15/26	5	5,014
4.70%, 06/15/44	5	4,309
4.90%, 02/15/45	10	8,786
6.65%, 01/15/37	10	10,951
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$40	$40,076
4.50%, 05/15/30	5	5,031
5.00%, 03/15/27	35	35,207
Spectra Energy Partners LP
4.50%, 03/15/45	5	4,301
5.95%, 09/25/43	20	20,380
Targa Resources Corp.
4.20%, 02/01/33	25	23,963
5.20%, 07/01/27	10	10,156
6.13%, 03/15/33	5	5,358
6.15%, 03/01/29	20	21,102
6.25%, 07/01/52	15	15,322
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	14,342
4.88%, 02/01/31	10	10,052
5.00%, 01/15/28	10	10,005
TC PipeLines LP, 3.90%, 05/25/27	20	19,918
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	25,926
TransCanada PipeLines Ltd.
4.10%, 04/15/30	15	14,861
4.25%, 05/15/28	5	5,013
4.63%, 03/01/34	20	19,619
5.10%, 03/15/49	5	4,700
6.20%, 10/15/37	10	10,786
7.00%, 06/01/65, (5-year CMT + 2.61%)(a)	25	25,603
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	15	14,365
4.00%, 03/15/28	25	24,967
4.60%, 03/15/48	10	8,752
Western Midstream Operating LP
4.05%, 02/01/30	10	9,819
4.50%, 03/01/28	5	5,017
5.30%, 03/01/48	15	13,046
5.50%, 08/15/48	5	4,433
Williams Companies Inc. (The)
2.60%, 03/15/31	30	27,416
3.50%, 11/15/30	5	4,799
3.75%, 06/15/27	10	9,937
4.90%, 03/15/29	20	20,426
5.10%, 09/15/45	15	13,931
5.15%, 03/15/34	20	20,415
5.65%, 03/15/33	5	5,283
5.75%, 06/24/44	10	10,104
6.30%, 04/15/40	10	10,907
		1,725,244
Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31	10	9,109
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	15	14,279
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	8,216
2.00%, 05/18/32	10	8,472
4.90%, 12/15/30	10	10,165
5.15%, 04/15/53	25	22,095
American Assets Trust LP, 3.38%, 02/01/31	5	4,582
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,474
4.25%, 02/15/28	5	5,012

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 04/15/52	$15	$12,074
American Tower Corp.
2.90%, 01/15/30	20	18,929
2.95%, 01/15/51	5	3,237
3.10%, 06/15/50	5	3,357
3.55%, 07/15/27	20	19,822
3.80%, 08/15/29	5	4,922
3.95%, 03/15/29	5	4,961
5.45%, 02/15/34	25	26,054
5.55%, 07/15/33	5	5,251
5.90%, 11/15/33	5	5,362
AvalonBay Communities Inc.
2.05%, 01/15/32	5	4,405
3.20%, 01/15/28	5	4,924
3.90%, 10/15/46	15	12,157
Boston Properties LP
2.45%, 10/01/33	11	9,120
4.50%, 12/01/28	15	15,071
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,494
3.90%, 03/15/27	10	9,967
4.05%, 07/01/30	5	4,936
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,427
Camden Property Trust
2.80%, 05/15/30	10	9,454
3.35%, 11/01/49	10	7,180
COPT Defense Properties LP
2.00%, 01/15/29	5	4,662
2.75%, 04/15/31	5	4,554
Crown Castle Inc.
2.10%, 04/01/31	10	8,814
2.50%, 07/15/31	5	4,474
2.90%, 03/15/27	5	4,915
3.30%, 07/01/30	5	4,750
4.00%, 11/15/49	5	3,814
4.15%, 07/01/50	5	3,937
4.30%, 02/15/29	5	4,991
5.10%, 05/01/33	5	5,065
5.20%, 02/15/49	5	4,566
5.80%, 03/01/34	10	10,526
CubeSmart LP, 4.38%, 02/15/29	10	10,041
Digital Realty Trust LP
3.70%, 08/15/27	20	19,881
4.45%, 07/15/28	15	15,123
Equinix Inc.
1.80%, 07/15/27	10	9,639
2.15%, 07/15/30	10	9,082
2.95%, 09/15/51	10	6,417
3.20%, 11/18/29	5	4,802
3.40%, 02/15/52	5	3,486
3.90%, 04/15/32	15	14,461
ERP Operating LP
3.25%, 08/01/27	40	39,565
4.00%, 08/01/47	5	4,079
Essential Properties LP, 2.95%, 07/15/31	5	4,570
Essex Portfolio LP
2.65%, 09/01/50	15	9,213
3.00%, 01/15/30	15	14,269
Extra Space Storage LP
2.55%, 06/01/31	5	4,532
3.88%, 12/15/27	30	29,874
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/15/29	$10	$9,939
5.50%, 07/01/30	5	5,228
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,846
4.00%, 01/15/31	10	9,585
5.30%, 01/15/29	5	5,094
5.75%, 06/01/28	5	5,137
6.75%, 12/01/33	5	5,419
Healthcare Realty Holdings LP, 3.10%, 02/15/30	14	13,268
Healthpeak OP LLC
3.00%, 01/15/30	20	18,983
6.75%, 02/01/41	5	5,562
Highwoods Realty LP
3.05%, 02/15/30	5	4,668
3.88%, 03/01/27	10	9,919
4.13%, 03/15/28	5	4,951
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	15	14,367
Series J, 2.90%, 12/15/31	5	4,498
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	10	9,507
4.15%, 04/15/32	5	4,854
Kilroy Realty LP
3.05%, 02/15/30	5	4,637
4.25%, 08/15/29	5	4,912
6.25%, 01/15/36	25	25,995
Kimco Realty OP LLC
3.70%, 10/01/49	16	12,089
4.45%, 09/01/47	10	8,660
4.60%, 02/01/33	5	5,010
LXP Industrial Trust
2.38%, 10/01/31	5	4,379
2.70%, 09/15/30	10	9,195
Mid-America Apartments LP
1.70%, 02/15/31	5	4,397
3.95%, 03/15/29	15	14,940
National Health Investors Inc., 3.00%, 02/01/31	5	4,542
NNN REIT Inc.
3.10%, 04/15/50	5	3,292
3.50%, 04/15/51	25	17,764
3.60%, 12/15/26	7	6,962
4.30%, 10/15/28	15	15,082
Omega Healthcare Investors Inc., 3.38%, 02/01/31	5	4,673
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,582
Prologis LP
1.25%, 10/15/30	15	13,149
2.13%, 04/15/27	25	24,416
2.13%, 10/15/50	5	2,752
3.05%, 03/01/50	10	6,783
4.63%, 01/15/33	15	15,195
5.25%, 06/15/53	5	4,825
Public Storage Operating Co.
2.25%, 11/09/31	10	8,932
3.09%, 09/15/27	50	49,339
5.13%, 01/15/29	15	15,515
5.35%, 08/01/53	25	24,548
Rayonier LP, 2.75%, 05/17/31	5	4,526
Realty Income Corp.
2.70%, 02/15/32	5	4,526
3.00%, 01/15/27	25	24,732
3.25%, 01/15/31	5	4,765

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 01/15/28	$15	$14,914
Regency Centers LP
2.95%, 09/15/29	5	4,794
3.60%, 02/01/27	10	9,943
4.40%, 02/01/47	5	4,323
4.65%, 03/15/49	5	4,421
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,966
Sabra Health Care LP
3.20%, 12/01/31	10	9,151
3.90%, 10/15/29	5	4,887
Safehold GL Holdings LLC, 2.80%, 06/15/31(c)	5	4,607
Simon Property Group LP
2.25%, 01/15/32	10	8,827
2.45%, 09/13/29	25	23,625
3.25%, 09/13/49	45	31,499
Store Capital LLC, 4.50%, 03/15/28	15	15,034
Sun Communities Operating LP
2.70%, 07/15/31	5	4,564
4.20%, 04/15/32	5	4,887
Tanger Properties LP, 2.75%, 09/01/31	5	4,530
UDR Inc.
2.10%, 08/01/32	5	4,295
3.20%, 01/15/30	20	19,221
3.50%, 07/01/27	5	4,949
Ventas Realty LP
4.38%, 02/01/45	5	4,244
4.75%, 11/15/30	5	5,080
VICI Properties LP
4.75%, 02/15/28	5	5,052
5.13%, 05/15/32	15	15,131
5.63%, 05/15/52	10	9,397
Welltower OP LLC
2.70%, 02/15/27	25	24,654
2.75%, 01/15/31	5	4,666
2.80%, 06/01/31	5	4,645
6.50%, 03/15/41	10	11,224
Weyerhaeuser Co.
3.38%, 03/09/33	10	9,172
4.00%, 11/15/29	20	19,829
4.00%, 04/15/30	20	19,775
7.38%, 03/15/32	5	5,708
WP Carey Inc., 3.85%, 07/15/29	15	14,811
		1,363,265
Retail — 0.8%
AutoNation Inc.
3.85%, 03/01/32	10	9,412
4.75%, 06/01/30	5	5,054
AutoZone Inc.
3.75%, 04/18/29	5	4,934
4.00%, 04/15/30	10	9,920
4.50%, 02/01/28	5	5,057
4.75%, 02/01/33	10	10,059
5.20%, 08/01/33	10	10,302
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,968
4.45%, 10/01/28	5	5,053
Costco Wholesale Corp.
1.38%, 06/20/27	20	19,340
1.60%, 04/20/30	25	22,693
1.75%, 04/20/32	10	8,698
3.00%, 05/18/27	10	9,923
Security	Par (000)	Value
Retail (continued)
Darden Restaurants Inc.
3.85%, 05/01/27	$15	$14,944
4.35%, 10/15/27	10	10,047
6.30%, 10/10/33	10	10,882
Dick's Sporting Goods Inc., 3.15%, 01/15/32	10	9,206
Dollar General Corp.
3.50%, 04/03/30	5	4,835
4.13%, 05/01/28	5	4,998
4.13%, 04/03/50	5	3,977
5.00%, 11/01/32	5	5,069
5.45%, 07/05/33	10	10,381
Dollar Tree Inc., 4.20%, 05/15/28	5	4,995
Genuine Parts Co.
1.88%, 11/01/30	5	4,390
2.75%, 02/01/32	5	4,433
6.88%, 11/01/33(c)	5	5,583
Home Depot Inc. (The)
2.50%, 04/15/27	10	9,829
2.70%, 04/15/30	20	18,955
2.75%, 09/15/51	20	12,598
2.80%, 09/14/27	15	14,751
2.88%, 04/15/27	10	9,880
3.13%, 12/15/49	20	13,900
3.30%, 04/15/40	15	12,416
3.35%, 04/15/50	5	3,609
3.63%, 04/15/52	15	11,185
3.90%, 06/15/47	20	16,141
4.20%, 04/01/43	15	13,179
4.25%, 04/01/46	25	21,531
5.88%, 12/16/36	45	49,174
Lowe's Companies Inc.
1.70%, 10/15/30	5	4,439
2.63%, 04/01/31	55	50,509
2.80%, 09/15/41	5	3,630
3.00%, 10/15/50	10	6,462
3.35%, 04/01/27	10	9,917
3.70%, 04/15/46	25	19,148
3.75%, 04/01/32	5	4,804
4.05%, 05/03/47	25	20,070
4.25%, 04/01/52	25	20,026
5.00%, 04/15/33	5	5,133
5.15%, 07/01/33	5	5,180
McDonald's Corp.
2.13%, 03/01/30	5	4,624
2.63%, 09/01/29	10	9,531
3.50%, 03/01/27	10	9,945
3.50%, 07/01/27	15	14,904
3.60%, 07/01/30	10	9,826
3.63%, 09/01/49	15	11,240
3.80%, 04/01/28	5	4,988
4.20%, 04/01/50	15	12,339
4.60%, 09/09/32	5	5,117
4.60%, 05/26/45	15	13,449
4.70%, 12/09/35	5	5,008
4.88%, 12/09/45	10	9,290
5.45%, 08/14/53	5	4,950
5.70%, 02/01/39	5	5,346
O'Reilly Automotive Inc.
3.60%, 09/01/27	10	9,926
4.20%, 04/01/30	5	4,993
4.35%, 06/01/28	10	10,083

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.70%, 06/15/32	$10	$10,106
Ross Stores Inc., 1.88%, 04/15/31	5	4,404
Starbucks Corp.
2.00%, 03/12/27	20	19,499
2.55%, 11/15/30	5	4,629
3.35%, 03/12/50	5	3,494
3.50%, 03/01/28	5	4,950
3.50%, 11/15/50	10	7,141
3.55%, 08/15/29	5	4,918
4.00%, 11/15/28	15	15,000
4.50%, 11/15/48	5	4,251
Target Corp.
1.95%, 01/15/27	20	19,598
2.35%, 02/15/30	10	9,368
2.65%, 09/15/30	5	4,695
2.95%, 01/15/52	15	9,747
3.63%, 04/15/46	5	3,877
4.00%, 07/01/42	20	17,109
4.80%, 01/15/53(c)	5	4,513
TJX Companies Inc. (The)
1.15%, 05/15/28	5	4,687
3.88%, 04/15/30	5	4,975
Tractor Supply Co., 5.25%, 05/15/33	5	5,211
Walmart Inc.
2.50%, 09/22/41	20	14,606
3.63%, 12/15/47	15	11,877
4.05%, 06/29/48	20	16,968
4.15%, 09/09/32	5	5,066
4.50%, 09/09/52	10	8,985
5.25%, 09/01/35	30	32,053
6.50%, 08/15/37	35	40,978
7.55%, 02/15/30	5	5,730
		1,023,613
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	5	4,922
4.39%, 06/01/52	20	17,104
Analog Devices Inc.
2.10%, 10/01/31	15	13,347
2.80%, 10/01/41	5	3,732
2.95%, 10/01/51	15	9,922
Applied Materials Inc.
4.35%, 04/01/47	15	13,183
5.10%, 10/01/35	15	15,611
Broadcom Inc.
2.60%, 02/15/33	15	13,344
3.14%, 11/15/35(d)	40	35,033
3.42%, 04/15/33	30	28,127
3.47%, 04/15/34	65	60,023
3.50%, 02/15/41	35	29,098
4.00%, 04/15/29(d)	5	4,994
4.11%, 09/15/28	30	30,119
4.15%, 11/15/30	4	4,002
4.30%, 11/15/32	5	4,971
4.93%, 05/15/37(d)	30	30,115
5.00%, 04/15/30	5	5,169
Intel Corp.
2.00%, 08/12/31	5	4,403
2.80%, 08/12/41	20	14,204
3.05%, 08/12/51	20	12,617
3.15%, 05/11/27	15	14,794
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 11/15/49	$25	$16,444
3.73%, 12/08/47	20	14,625
3.75%, 03/25/27	5	4,976
4.10%, 05/19/46	20	15,658
4.10%, 05/11/47	20	15,467
4.15%, 08/05/32	10	9,705
4.60%, 03/25/40	10	9,069
4.75%, 03/25/50	20	16,864
4.80%, 10/01/41	15	13,520
4.88%, 02/10/28	5	5,076
4.90%, 07/29/45	10	8,802
KLA Corp.
4.10%, 03/15/29	15	15,058
4.95%, 07/15/52	20	18,559
5.25%, 07/15/62	10	9,554
Lam Research Corp.
2.88%, 06/15/50	15	9,965
4.00%, 03/15/29	15	15,023
Marvell Technology Inc.
2.95%, 04/15/31	10	9,280
5.75%, 02/15/29	5	5,226
Micron Technology Inc.
2.70%, 04/15/32	5	4,482
3.48%, 11/01/51	5	3,544
5.80%, 01/15/35	10	10,572
5.88%, 02/09/33	5	5,326
5.88%, 09/15/33	15	16,007
NVIDIA Corp.
2.00%, 06/15/31	10	9,042
2.85%, 04/01/30	15	14,382
3.70%, 04/01/60	15	11,420
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	10	7,406
3.25%, 05/11/41	5	3,816
5.25%, 08/19/35	10	10,169
QUALCOMM Inc.
1.30%, 05/20/28	5	4,706
1.65%, 05/20/32	15	12,866
2.15%, 05/20/30	5	4,613
3.25%, 05/20/27	25	24,823
4.25%, 05/20/32	5	5,022
4.30%, 05/20/47	10	8,552
4.65%, 05/20/35	30	30,307
4.80%, 05/20/45	20	18,632
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,545
Texas Instruments Inc.
1.75%, 05/04/30	10	9,101
2.70%, 09/15/51	5	3,134
3.65%, 08/16/32	5	4,823
3.88%, 03/15/39	25	22,568
4.15%, 05/15/48	7	5,866
5.00%, 03/14/53	5	4,683
5.05%, 05/18/63	5	4,597
5.15%, 02/08/54(c)	10	9,614
		856,323
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,675
Software — 0.8%
Adobe Inc., 2.15%, 02/01/27	45	44,194

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Autodesk Inc.
2.85%, 01/15/30	$10	$9,481
3.50%, 06/15/27	10	9,926
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	10	9,496
Concentrix Corp.
6.60%, 08/02/28	10	10,320
6.85%, 08/02/33	5	4,986
Electronic Arts Inc., 1.85%, 02/15/31	10	9,689
Fidelity National Information Services Inc.
3.10%, 03/01/41	10	7,490
5.10%, 07/15/32	5	5,126
Fiserv Inc.
2.25%, 06/01/27	5	4,853
2.65%, 06/01/30	5	4,600
3.50%, 07/01/29	30	29,020
4.20%, 10/01/28	5	4,980
4.40%, 07/01/49	15	11,962
5.35%, 03/15/31	25	25,696
Intuit Inc.
1.35%, 07/15/27	15	14,430
1.65%, 07/15/30	10	8,987
Microsoft Corp.
1.35%, 09/15/30	5	4,488
2.50%, 09/15/50	25	15,701
2.68%, 06/01/60	40	23,807
2.92%, 03/17/52	35	23,729
3.04%, 03/17/62	25	16,181
3.30%, 02/06/27	65	64,771
3.40%, 06/15/27	30	29,927
3.45%, 08/08/36	44	40,696
4.10%, 02/06/37	10	9,825
4.25%, 02/06/47	25	22,764
Oracle Corp.
2.88%, 03/25/31	30	27,216
3.60%, 04/01/40	35	27,013
3.60%, 04/01/50	45	29,780
3.65%, 03/25/41	25	19,007
3.85%, 04/01/60	30	19,600
3.95%, 03/25/51	35	24,368
4.00%, 11/15/47	30	21,885
4.10%, 03/25/61	10	6,752
4.13%, 05/15/45	35	26,434
4.50%, 07/08/44	35	28,107
5.95%, 09/26/55	25	23,341
6.10%, 09/26/65	15	13,965
6.13%, 07/08/39	25	25,255
6.25%, 11/09/32	30	31,848
6.90%, 11/09/52	30	31,150
Paychex Inc., 5.10%, 04/15/30	25	25,702
Roper Technologies Inc.
2.00%, 06/30/30	5	4,521
3.80%, 12/15/26	5	4,988
Salesforce Inc.
1.95%, 07/15/31	5	4,468
2.70%, 07/15/41	15	11,034
2.90%, 07/15/51	20	12,983
ServiceNow Inc., 1.40%, 09/01/30	15	13,227
Synopsys Inc., 5.15%, 04/01/35	25	25,548
Take-Two Interactive Software Inc.
3.70%, 04/14/27	5	4,975
4.00%, 04/14/32	5	4,862
Security	Par (000)	Value
Software (continued)
4.95%, 03/28/28	$5	$5,093
VMware LLC
1.80%, 08/15/28	15	14,159
2.20%, 08/15/31	10	8,910
3.90%, 08/21/27	10	9,985
Workday Inc., 3.50%, 04/01/27	10	9,932
		983,233
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	50	53,994
6.38%, 03/01/35	10	11,104
AT&T Inc.
1.65%, 02/01/28	25	23,776
2.25%, 02/01/32	20	17,644
3.30%, 02/01/52	20	13,322
3.50%, 09/15/53	55	37,840
3.55%, 09/15/55	65	44,485
3.65%, 06/01/51	40	28,745
3.65%, 09/15/59	20	13,623
3.80%, 12/01/57	44	31,255
3.85%, 06/01/60	30	21,281
4.25%, 03/01/27	30	30,067
4.30%, 12/15/42	30	25,841
4.35%, 03/01/29	30	30,176
4.50%, 05/15/35	20	19,442
4.55%, 03/09/49	15	12,679
4.75%, 05/15/46	35	31,043
4.90%, 08/15/37	5	4,924
5.25%, 03/01/37	30	30,670
Bell Telephone Co. of Canada or Bell Canada, 4.46%, 04/01/48	15	12,543
British Telecommunications PLC, 9.63%, 12/15/30	15	18,468
Cisco Systems Inc.
5.05%, 02/26/34	25	25,940
5.30%, 02/26/54	20	19,631
5.50%, 01/15/40	25	26,335
5.90%, 02/15/39	15	16,356
Corning Inc.
4.70%, 03/15/37	20	19,664
5.45%, 11/15/79	15	13,869
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(e)	30	35,243
Juniper Networks Inc.
3.75%, 08/15/29	10	9,778
5.95%, 03/15/41	5	5,021
Motorola Solutions Inc.
2.75%, 05/24/31	10	9,155
4.60%, 02/23/28	5	5,052
4.60%, 05/23/29	5	5,063
5.50%, 09/01/44	5	4,920
5.60%, 06/01/32	5	5,270
Orange SA
5.50%, 02/06/44	5	4,980
9.00%, 03/01/31	15	18,164
Rogers Communications Inc.
3.20%, 03/15/27	25	24,677
3.80%, 03/15/32	10	9,459
4.30%, 02/15/48	10	8,124
4.50%, 03/15/42	10	8,680
5.00%, 02/15/29	15	15,295
5.00%, 03/15/44	15	13,638

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.50%, 08/15/38	$20	$23,387
Sprint Capital Corp.
6.88%, 11/15/28	30	32,327
8.75%, 03/15/32	10	12,175
Telefonica Emisiones SA, 7.05%, 06/20/36	55	62,060
TELUS Corp.
2.80%, 02/16/27	15	14,757
3.40%, 05/13/32	5	4,621
3.70%, 09/15/27	5	4,963
T-Mobile USA Inc.
2.25%, 11/15/31	20	17,764
2.63%, 02/15/29	20	19,084
3.00%, 02/15/41	15	11,297
3.30%, 02/15/51	25	17,051
3.38%, 04/15/29	30	29,243
3.40%, 10/15/52	30	20,585
3.50%, 04/15/31	25	23,977
3.60%, 11/15/60	25	17,053
3.75%, 04/15/27	64	63,709
3.88%, 04/15/30	20	19,696
4.50%, 04/15/50	30	25,237
4.75%, 02/01/28	35	35,022
5.75%, 01/15/54	40	40,042
5.80%, 09/15/62	15	15,114
Verizon Communications Inc.
2.36%, 03/15/32	25	22,095
2.55%, 03/21/31	34	31,111
2.88%, 11/20/50	15	9,484
3.00%, 11/20/60	30	17,944
3.40%, 03/22/41	25	19,752
3.55%, 03/22/51	50	36,267
3.70%, 03/22/61	35	24,307
3.88%, 03/01/52	15	11,371
4.40%, 11/01/34	25	24,290
4.50%, 08/10/33	35	34,709
4.67%, 03/15/55	20	17,003
4.81%, 03/15/39	15	14,449
5.05%, 05/09/33	20	20,627
5.25%, 04/02/35	25	25,606
5.25%, 03/16/37	15	15,241
5.40%, 07/02/37(d)	50	51,142
5.85%, 09/15/35	20	21,482
6.40%, 09/15/33	25	27,744
Vodafone Group PLC
4.25%, 09/17/50	12	9,540
5.25%, 05/30/48	5	4,703
6.15%, 02/27/37	24	26,287
6.25%, 11/30/32	5	5,453
		1,797,007
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,780
3.90%, 11/19/29	10	9,825
5.10%, 05/15/44	5	4,464
Mattel Inc., 5.45%, 11/01/41	5	4,783
		38,852
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	40	39,711
3.55%, 02/15/50	15	11,219
Security	Par (000)	Value
Transportation (continued)
5.20%, 04/15/54	$85	$81,738
Canadian National Railway Co.
3.20%, 08/02/46	10	7,350
3.85%, 08/05/32	10	9,710
6.20%, 06/01/36	5	5,606
6.25%, 08/01/34	5	5,582
6.38%, 11/15/37	5	5,663
6.90%, 07/15/28	5	5,375
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,779
2.05%, 03/05/30	5	4,593
2.45%, 12/02/31	15	13,476
2.88%, 11/15/29	5	4,773
3.10%, 12/02/51	25	16,924
4.00%, 06/01/28	25	25,026
4.80%, 09/15/35	10	9,994
6.13%, 09/15/2115	10	10,222
CSX Corp.
2.40%, 02/15/30	10	9,396
2.50%, 05/15/51	10	6,042
3.25%, 06/01/27	5	4,954
3.80%, 11/01/46	5	4,003
4.10%, 11/15/32	20	19,739
4.30%, 03/01/48	5	4,255
4.50%, 11/15/52	5	4,328
4.50%, 08/01/54	5	4,293
4.65%, 03/01/68	10	8,398
4.75%, 11/15/48	5	4,543
5.50%, 04/15/41	5	5,165
6.15%, 05/01/37	10	11,097
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	18	16,026
FedEx Corp.
2.40%, 05/15/31	5	4,519
3.10%, 08/05/29	10	9,631
4.10%, 04/15/43	25	20,296
4.25%, 05/15/30	15	15,120
4.75%, 11/15/45	10	8,557
Kirby Corp., 4.20%, 03/01/28	5	5,006
Norfolk Southern Corp.
2.55%, 11/01/29	5	4,725
3.00%, 03/15/32	10	9,263
3.05%, 05/15/50	20	13,456
3.16%, 05/15/55	17	11,239
3.80%, 08/01/28	15	14,946
4.45%, 03/01/33	5	5,012
4.55%, 06/01/53	15	12,958
5.35%, 08/01/54	5	4,871
Ryder System Inc.
2.85%, 03/01/27	5	4,924
2.90%, 12/01/26	15	14,832
5.25%, 06/01/28	5	5,138
5.65%, 03/01/28	5	5,169
Union Pacific Corp.
2.80%, 02/14/32	15	13,821
2.89%, 04/06/36	20	17,014
3.20%, 05/20/41	15	11,841
3.25%, 02/05/50	10	7,061
3.38%, 02/01/35	5	4,546
3.50%, 02/14/53	5	3,624
3.55%, 08/15/39	15	12,945

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.70%, 03/01/29	$25	$24,810
3.80%, 04/06/71	15	10,573
3.84%, 03/20/60	20	14,798
3.85%, 02/14/72	5	3,558
3.88%, 02/01/55	5	3,846
3.95%, 09/10/28	30	30,043
4.10%, 09/15/67	5	3,823
4.30%, 03/01/49	10	8,418
4.50%, 01/20/33	10	10,122
6.63%, 02/01/29	15	16,182
United Parcel Service Inc.
2.50%, 09/01/29	10	9,500
3.40%, 03/15/29	10	9,856
4.45%, 04/01/30	20	20,404
4.88%, 03/03/33	10	10,358
5.05%, 03/03/53	15	13,980
5.20%, 04/01/40	5	5,088
5.30%, 04/01/50	15	14,691
6.20%, 01/15/38	15	16,693
Walmart Inc., 3.95%, 09/09/27	20	20,102
		856,339
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	5	4,397
3.10%, 06/01/51	5	3,242
3.50%, 06/01/32	20	18,689
4.55%, 11/07/28	5	5,047
6.05%, 03/15/34	20	21,419
		52,794
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	31,664
2.95%, 09/01/27	25	24,598
3.45%, 06/01/29	10	9,816
3.75%, 09/01/47	10	7,807
4.30%, 09/01/45	15	13,075
6.59%, 10/15/37	15	17,159
Essential Utilities Inc.
3.35%, 04/15/50	25	17,331
3.57%, 05/01/29	15	14,669
United Utilities PLC, 6.88%, 08/15/28	20	21,368
		157,487
Total Corporate Bonds & Notes — 32.4% (Cost: $42,656,921)		41,180,289
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bonds, 3.75%, 04/26/28	5	5,027
Export Development Canada, 4.13%, 02/13/29	10	10,168
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,128
Province of Alberta Canada
1.30%, 07/22/30	15	13,448
3.30%, 03/15/28	5	4,963
Province of British Columbia Canada
1.30%, 01/29/31	5	4,411
4.75%, 06/12/34	30	31,053
7.25%, 09/01/36	15	18,537
Province of Manitoba Canada, 4.90%, 05/31/34	10	10,436
Security	Par (000)	Value
Canada (continued)
Province of Ontario Canada
1.13%, 10/07/30	$5	$4,417
1.60%, 02/25/31	10	8,952
4.20%, 01/18/29	70	71,117
4.70%, 01/15/30	40	41,488
5.05%, 04/24/34	25	26,432
Province of Quebec Canada
1.35%, 05/28/30	10	9,016
4.25%, 09/05/34	30	29,985
		301,578
Chile — 0.2%
Chile Government International Bonds, 4.95%, 01/05/36	200	202,636
Indonesia — 0.2%
Indonesia Government International Bonds
4.45%, 04/15/70	15	12,298
4.65%, 09/20/32	200	201,525
		213,823
Israel — 0.3%
Israel Government International Bonds
4.50%, 01/17/33	200	196,193
5.38%, 03/12/29	200	205,958
		402,151
Italy — 0.1%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	200	192,354
Mexico — 0.5%
Mexico Government International Bonds
4.15%, 03/28/27	200	199,717
4.28%, 08/14/41	15	12,150
4.60%, 01/23/46	205	163,721
4.88%, 05/19/33	200	193,191
5.00%, 04/27/51	10	8,169
5.55%, 01/21/45	5	4,662
5.75%, 10/12/2110	5	4,300
		585,910
Panama — 0.1%
Panama Government International Bonds
4.50%, 04/01/56	120	89,103
6.70%, 01/26/36	20	21,256
		110,359
Peru — 0.1%
Peru Government International Bonds
2.78%, 12/01/60	20	11,248
3.00%, 01/15/34	110	96,163
3.23%, 07/28/2121	5	2,820
5.63%, 11/18/50	5	4,957
8.75%, 11/21/33	26	32,903
		148,091
Philippines — 0.3%
Philippines Government International Bonds
2.95%, 05/05/45	200	142,171
3.75%, 01/14/29	200	197,652
		339,823
Poland — 0.1%
Republic of Poland Government International Bonds
4.88%, 10/04/33	27	27,470
5.13%, 09/18/34	100	102,786

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
5.75%, 11/16/32	$30	$32,299
		162,555
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	204,760
Supranational — 1.5%
African Development Bank
3.50%, 09/18/29	50	49,818
4.00%, 03/18/30	90	91,309
4.38%, 11/03/27	1	1,015
Asian Development Bank
0.75%, 10/08/30	5	4,358
1.50%, 01/20/27	10	9,762
1.75%, 09/19/29	5	4,674
1.88%, 01/24/30	5	4,668
3.88%, 06/14/33	45	44,940
4.00%, 01/12/33	15	15,120
4.13%, 01/12/34	30	30,364
4.38%, 01/14/28	90	91,577
4.38%, 03/06/29(c)	5	5,123
4.38%, 03/22/35	45	46,189
5.82%, 06/16/28	5	5,265
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	5	5,015
4.50%, 01/16/30	60	61,995
Corp. Andina de Fomento
5.00%, 01/24/29	20	20,654
5.00%, 01/22/30	20	20,789
Council of Europe Development Bank
4.13%, 01/24/29	5	5,082
4.50%, 01/15/30	40	41,331
European Bank for Reconstruction & Development, 4.25%, 03/13/34	10	10,192
European Investment Bank
0.75%, 09/23/30	5	4,369
1.63%, 10/09/29	5	4,651
1.63%, 05/13/31	10	8,985
3.75%, 02/14/33	240	238,497
3.88%, 06/15/28	50	50,446
4.13%, 02/13/34	50	50,643
4.38%, 03/19/27	75	75,716
4.88%, 02/15/36	10	10,670
Inter-American Development Bank
1.13%, 07/20/28	43	40,411
1.13%, 01/13/31	30	26,442
2.25%, 06/18/29	5	4,780
3.50%, 04/12/33	45	43,884
4.00%, 01/12/28	45	45,420
4.13%, 02/15/29(c)	5	5,085
4.38%, 01/24/44	10	9,569
Inter-American Investment Corp.
4.13%, 02/15/28	5	5,051
4.75%, 09/19/28	15	15,442
International Bank for Reconstruction & Development
0.88%, 05/14/30	50	44,386
1.25%, 02/10/31	25	22,134
1.38%, 04/20/28	50	47,558
1.63%, 11/03/31	65	57,668
2.50%, 11/22/27	5	4,900
2.50%, 03/29/32	40	37,093
3.13%, 06/15/27	40	39,729
Security	Par (000)	Value
Supranational (continued)
3.63%, 05/05/28(c)	$65	$65,154
3.63%, 09/21/29	5	5,005
3.88%, 02/14/30	20	20,197
3.88%, 08/28/34	50	49,614
4.00%, 07/25/30	5	5,074
4.00%, 01/10/31	20	20,291
4.00%, 05/06/32	50	50,506
4.13%, 03/20/30	65	66,302
4.50%, 04/10/31	30	31,150
4.63%, 01/15/32	50	52,259
4.75%, 11/14/33	20	21,115
International Finance Corp.
0.75%, 08/27/30(c)	10	8,747
4.38%, 01/15/27	5	5,037
		1,863,220
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	70	74,786
Total Foreign Government Obligations — 3.8% (Cost: $4,871,949)		4,802,046
Municipal Debt Obligations
California — 0.2%
California State University RB, Class B,2.72%, 11/01/52	40	26,046
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	22,726
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	25	28,222
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 05/15/50	60	40,455
State of California GO BAB, 7.30%, 10/01/39(c)	70	82,262
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,247
Series BD, 3.35%, 07/01/29	35	34,525
Series BG, 3.07%, 05/15/51	10	6,843
		262,326
Florida — 0.0%
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	46,763
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,117
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.47%, 01/01/49	25	22,345
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, Class A,6.90%, 12/01/40	23	26,528
State of Illinois GO, 5.10%, 06/01/33	44	44,716
		93,589
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	25,921

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 0.1%
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	$50	$58,450
New York — 0.1%
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	15	15,557
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	49,630
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43	30	30,037
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,636
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62(c)	20	17,157
Series 182, 5.31%, 08/01/46	50	49,997
		178,014
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	20	25,684
JobsOhio Beverage System, 4.53%, 01/01/35	25	25,520
		51,204
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	28	28,091
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(c)	25	23,970
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52(c)	50	35,392
State of Texas GO BAB, 5.52%, 04/01/39	19	19,514
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35(c)	12	12,923
5.17%, 04/01/41	25	25,839
		117,638
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117	25	19,258
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36	25	24,287
Total Municipal Debt Obligations — 0.7% (Cost: $1,039,092)		927,658
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.1%
Federal Home Loan Banks
3.25%, 06/09/28	90	89,439
3.25%, 11/16/28	990	984,291
5.50%, 07/15/36	35	38,744
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	256,626
Federal National Mortgage Association
0.88%, 08/05/30	200	176,784
5.63%, 07/15/37	186	208,230
6.25%, 05/15/29	50	54,362
6.63%, 11/15/30	100	113,436
7.25%, 05/15/30	35	40,231
Tennessee Valley Authority
3.50%, 12/15/42	67	56,887
5.50%, 06/15/38	10	11,021
5.88%, 04/01/36	50	56,705
6.15%, 01/15/38	185	216,381
7.13%, 05/01/30	190	216,483
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Series A, 2.88%, 02/01/27	$100	$99,155
		2,618,775
U.S. Government Obligations — 59.6%
U.S. Treasury Note/Bond
0.38%, 07/31/27	350	332,254
0.38%, 09/30/27	500	472,363
0.50%, 06/30/27	450	429,170
0.50%, 08/31/27	9	8,542
0.50%, 10/31/27	500	472,324
0.63%, 03/31/27	100	96,203
0.63%, 11/30/27	300	283,465
0.63%, 05/15/30	350	307,699
0.63%, 08/15/30	775	676,066
0.75%, 01/31/28	141	133,003
1.00%, 07/31/28	700	655,922
1.13%, 02/28/27	300	291,047
1.13%, 02/29/28	400	379,719
1.13%, 08/31/28	300	281,531
1.13%, 02/15/31	500	441,992
1.13%, 08/15/40	400	256,000
1.25%, 11/30/26	700	683,648
1.25%, 12/31/26	700	682,445
1.25%, 03/31/28	400	380,156
1.25%, 04/30/28	200	189,703
1.25%, 05/31/28	550	520,738
1.25%, 06/30/28	680	642,653
1.25%, 09/30/28	400	376,000
1.25%, 08/15/31	1,100	963,273
1.25%, 05/15/50	390	193,477
1.38%, 10/31/28	600	564,984
1.38%, 11/15/31	684	599,408
1.38%, 11/15/40	400	264,688
1.38%, 08/15/50	110	56,031
1.50%, 01/31/27	400	390,406
1.50%, 11/30/28	500	471,797
1.63%, 05/15/31	920	828,503
1.63%, 11/15/50	200	108,656
1.75%, 01/31/29	417	395,140
1.75%, 08/15/41	450	309,516
1.88%, 02/28/27	500	489,629
1.88%, 02/28/29	300	285,000
1.88%, 02/15/41	377	268,612
1.88%, 02/15/51	500	289,062
1.88%, 11/15/51	429	245,535
2.00%, 11/15/41	441	313,937
2.00%, 02/15/50	184	111,320
2.00%, 08/15/51	39	23,126
2.25%, 02/15/27	300	295,266
2.25%, 08/15/27	250	244,717
2.25%, 11/15/27	400	390,516
2.25%, 05/15/41	390	292,622
2.25%, 08/15/46	265	178,958
2.25%, 02/15/52	221	138,643
2.38%, 05/15/27	500	491,680
2.38%, 03/31/29	700	674,953
2.38%, 05/15/29	500	481,445
2.38%, 02/15/42	165	123,827
2.38%, 11/15/49	300	198,469
2.38%, 05/15/51	470	306,014
2.50%, 02/15/46	300	214,172
2.50%, 05/15/46	260	185,006

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.63%, 07/31/29	$400	$387,562
2.75%, 04/30/27	400	395,516
2.75%, 07/31/27	600	592,359
2.75%, 05/31/29	402	391,434
2.75%, 08/15/32	700	657,891
2.75%, 08/15/42	190	149,684
2.75%, 11/15/42	300	235,359
2.75%, 08/15/47	200	146,688
2.75%, 11/15/47	240	175,500
2.88%, 08/15/28	500	492,109
2.88%, 04/30/29	300	293,766
2.88%, 05/15/32	700	665,219
2.88%, 05/15/43	72	57,015
2.88%, 11/15/46	150	113,672
2.88%, 05/15/49	300	221,250
2.88%, 05/15/52	440	317,419
3.00%, 05/15/42	200	164,094
3.00%, 05/15/45	200	157,500
3.00%, 11/15/45	140	109,572
3.00%, 02/15/47	200	154,469
3.00%, 05/15/47	100	77,047
3.00%, 02/15/48	280	213,938
3.00%, 08/15/48	300	228,047
3.00%, 02/15/49	150	113,531
3.00%, 08/15/52	420	310,537
3.13%, 08/31/27	600	595,852
3.13%, 11/15/28	600	593,766
3.13%, 08/31/29	270	266,055
3.13%, 02/15/43	140	115,500
3.25%, 06/30/27	600	597,305
3.25%, 06/30/29	250	247,598
3.25%, 05/15/42	400	340,062
3.38%, 05/15/33	763	740,825
3.38%, 08/15/42	353	304,242
3.38%, 11/15/48	330	267,919
3.50%, 09/30/27	690	689,784
3.50%, 10/31/27	660	659,845
3.50%, 04/30/28	103	103,024
3.50%, 01/31/30	100	99,750
3.50%, 04/30/30	91	90,701
3.63%, 08/31/27	730	731,198
3.63%, 05/31/28	319	320,047
3.63%, 03/31/30	200	200,391
3.63%, 08/31/30	640	640,800
3.63%, 09/30/30	430	430,504
3.63%, 10/31/30	200	200,219
3.63%, 08/15/43	208	183,268
3.63%, 02/15/53	420	350,700
3.63%, 05/15/53	428	356,979
3.75%, 04/30/27	399	399,966
3.75%, 06/30/27	610	611,930
3.75%, 08/15/27	610	612,168
3.75%, 12/31/28	400	402,969
3.75%, 05/31/30	300	302,039
3.75%, 06/30/30	300	302,062
3.75%, 12/31/30	600	603,562
3.75%, 11/15/43	200	178,906
3.88%, 03/31/27	246	246,913
3.88%, 05/31/27	658	661,033
3.88%, 07/31/27	750	754,014
3.88%, 12/31/27	300	302,250
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 09/30/29	$200	$202,313
3.88%, 11/30/29	630	637,383
3.88%, 12/31/29	260	263,088
3.88%, 04/30/30	715	723,770
3.88%, 06/30/30	530	536,418
3.88%, 07/31/30	430	435,241
3.88%, 08/31/32	54	54,338
3.88%, 09/30/32	198	199,176
3.88%, 08/15/33	331	331,724
3.88%, 08/15/34	890	886,662
3.88%, 02/15/43	94	86,304
3.88%, 05/15/43	155	141,995
4.00%, 01/15/27	40	40,170
4.00%, 12/15/27	607	612,975
4.00%, 02/29/28	600	606,516
4.00%, 01/31/29	500	507,227
4.00%, 10/31/29	500	508,125
4.00%, 02/28/30	900	915,187
4.00%, 03/31/30	540	549,155
4.00%, 05/31/30	161	163,805
4.00%, 07/31/30	260	264,530
4.00%, 01/31/31	300	305,203
4.00%, 06/30/32	290	294,169
4.00%, 07/31/32	278	281,866
4.00%, 02/15/34	875	882,246
4.00%, 11/15/35	176	175,780
4.00%, 11/15/52	420	374,981
4.13%, 02/28/27	247	248,563
4.13%, 07/31/28	268	272,292
4.13%, 03/31/29	500	509,453
4.13%, 11/30/29	386	394,112
4.13%, 08/31/30	273	279,185
4.13%, 03/31/31	400	409,344
4.13%, 11/30/31	350	357,930
4.13%, 02/29/32	645	659,261
4.13%, 05/31/32	182	185,953
4.13%, 11/15/32	240	244,988
4.13%, 08/15/44	180	168,834
4.13%, 08/15/53	470	428,948
4.25%, 01/15/28	117	118,773
4.25%, 02/28/29	400	408,937
4.25%, 01/31/30	730	749,162
4.25%, 02/28/31	124	127,633
4.25%, 06/30/31	300	308,836
4.25%, 11/15/34	780	797,794
4.25%, 05/15/35	808	825,044
4.25%, 08/15/35	689	702,780
4.25%, 02/15/54	462	430,671
4.25%, 08/15/54	419	390,521
4.38%, 07/15/27	700	709,133
4.38%, 08/31/28	518	529,817
4.38%, 11/30/28	473	484,677
4.38%, 12/31/29	780	803,948
4.38%, 11/30/30	290	299,991
4.38%, 01/31/32	49	50,761
4.38%, 05/15/34	665	687,859
4.38%, 08/15/43	148	144,346
4.50%, 05/15/27	700	709,297
4.50%, 05/31/29	500	515,937
4.50%, 12/31/31	574	598,530
4.50%, 11/15/33	850	887,320

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 02/15/44	$157	$155,185
4.50%, 11/15/54	531	516,232
4.63%, 09/30/28	497	512,104
4.63%, 04/30/29	520	538,322
4.63%, 09/30/30	200	208,969
4.63%, 04/30/31	400	419,125
4.63%, 05/31/31	500	523,945
4.63%, 02/15/35	864	908,010
4.63%, 05/15/44	196	196,582
4.63%, 11/15/44	300	300,328
4.63%, 05/15/54	386	383,045
4.63%, 02/15/55	384	381,120
4.75%, 11/15/43	97	98,985
4.75%, 02/15/45	190	193,147
4.75%, 11/15/53	490	494,977
4.75%, 05/15/55	497	503,445
4.75%, 08/15/55	420	425,644
4.88%, 10/31/28	600	622,641
4.88%, 08/15/45	50	51,602
5.00%, 05/15/45	180	188,859
		75,749,599
Total U.S. Government & Agency Obligations — 61.7% (Cost: $82,479,621)		78,368,374
Total Long-Term Investments — 98.6% (Cost: $131,047,583)		125,278,367
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(g)(h)(i)	1,024,236	$1,024,236
Total Short-Term Securities — 0.8% (Cost: $1,024,236)		1,024,236
Total Investments — 99.4% (Cost: $132,071,819)		126,302,603
Other Assets Less Liabilities — 0.6%		786,111
Net Assets — 100.0%		$127,088,714

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,892,153	$—	$(867,917)(a)	$—	$—	$1,024,236	1,024,236	$23,655 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$41,180,289	$—	$41,180,289
Foreign Government Obligations	—	4,802,046	—	4,802,046
Municipal Debt Obligations	—	927,658	—	927,658
U.S. Government & Agency Obligations	—	78,368,374	—	78,368,374
Short-Term Securities
Money Market Funds	1,024,236	—	—	1,024,236
	$1,024,236	$125,278,367	$—	$126,302,603

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation

GOL	General Obligation Limited
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate